   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 1998

                                                       REGISTRATION NO. 33-17604
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]
                       POST-EFFECTIVE AMENDMENT NO. 19 [X]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              AMENDMENT NO. 20 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)


                           THE TREASURER'S FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                          C/O GABELLI FIXED INCOME LLC
            ONE CORPORATE CENTER, RYE, NEW YORK                10580-1434

          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)             (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 877-3863

                                 RONALD S. EAKER
                            GABELLI FIXED INCOME LLC
                              ONE CORPORATE CENTER
                            RYE, NEW YORK 10580-1434
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                       COPY TO:   MICHAEL R. ROSELLA, ESQ.
                                  BATTLE FOWLER LLP
                                  75 EAST 55TH STREET
                                  NEW YORK, NEW YORK 10022


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
(CHECK APPROPRIATE BOX)

     [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
     [ ] ON (DATE) PURSUANT TO PARAGRAPH (B)
     [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)
     [X] ON MARCH 1, 1999 PURSUANT TO PARAGRAPH (A) OF RULE 485
     [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A) (2)
     [ ] ON (DATE) PURSUANT TO PARAGRAPH (A) (2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
         PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

================================================================================

                           THE TREASURER'S FUND, INC.
                       REGISTRATION STATEMENT ON FORM N-1A

                            CROSS REFERENCE SHEET --
                             PURSUANT TO RULE 404(C)

PART A
ITEM NO.                                             PROSPECTUS HEADING
-------                                              -----------------

1.  Front and Back Cover Pages                       Front Cover; Back Cover

2.  Risk/Return Summary: Investments, Risks, and     Risk/Return Summary and Fund Expenses
    Performance

3.  Risk/Return Summary: Fee Table                   Risk/Return Summary and Fund Expenses

4.  Investment Objectives, Principal Investment      Investment Objectives, Policies and Risks
    Strategies and Related Risks

5.  Management's Discussion of Fund Performance      Risk/Return Summary and Fund Expenses

6.  Management, Organization, and Capital Structure  Fund Management

7.  Shareholder Information                          Shareholder Information

8.  Distribution Arrangements                        Fund Management

9.  Financial Highlights Information                 Financial Highlights

PART B                                               CAPTION IN STATEMENT
ITEM NO.                                             OF ADDITIONAL INFORMATION
-------                                              -----------------------

10. Cover Page                                       Cover Page

11. Table of Contents                                Table of Contents

12. General Information and History                  The Portfolios and Their Objectives; Description of
                                                     Common Stock

13. Investment Objectives and Policies               The Portfolios and their Objectives

14. Management of the Fund                           Management of the Fund

15. Control Persons and Principal                    Management of the Fund
    Holders of Securities

16. Investment Advisory and Other                    Management of the Fund; Distribution Plan
    Services

17. Brokerage Allocation and Other                   Brokerage and Portfolio Turnover
    Practices

18. Capital Stock and Other                          Description of Common Stock
    Securities

19. Purchase, Redemption and Pricing                 Purchase, Redemption and Exchange
    of Securities Being Offered

20. Tax Status                                       Taxes

21. Underwriters                                     Not applicable

22. Calculations of Yield Quotations                 Computation of Yield
    of Money Market Funds

23. Financial Statements

                                 THE TREASURER'S FUND


================================================================================

                                            ----------
                                            PROSPECTUS
                                            ----------



                                            MARCH 1, 1999



                                 U.S. TREASURY MONEY MARKET PORTFOLIO

                                 DOMESTIC PRIME MONEY MARKET PORTFOLIO

                                 TAX EXEMPT MONEY MARKET PORTFOLIO





--------------------------------------
  QUESTIONS?
  CALL 1-800-TSR-FUND
  OR YOUR INVESTMENT REPRESENTATIVE.
--------------------------------------



                                            AS OF THE DATE OF THIS PROSPECTUS,
                                            THE GLOBAL MONEY MARKET PORTFOLIO,
                                            DISCUSSED IN THIS PROSPECTUS, HAS
                                            NOT BEEN ACTIVATED BY THE ADVISOR.


                                            THE SECURITIES AND EXCHANGE
                                            COMMISSION HAS NOT APPROVED THE
                                            SHARES DESCRIBED IN THIS PROSPECTUS
                                            OR DETERMINED WHETHER THIS
                                            PROSPECTUS IS ACCURATE OR COMPLETE.
                                            ANY REPRESENTATION TO THE CONTRARY
                                            IS A CRIMINAL OFFENSE.



================================================================================

           TABLE OF CONTENTS

           THE TREASURER'S FUND, INC. IS A MUTUAL FUND DESIGNED TO MEET THE DISTINCTIVE CASH MANAGEMENT OBJECTIVES OF TREASURERS AND FINANCIAL OFFICERS OF CORPORATIONS AND OTHER INSTITUTIONS AND INDIVIDUALS.

================================================================================

           CAREFULLY REVIEW THIS
           IMPORTANT SECTION, WHICH               RISK/RETURN SUMMARY AND FUND EXPENSES
           SUMMARIZES EACH
           PORTFOLIO'S INVESTMENTS,                     3-5
           RISKS, PAST PERFORMANCE,
           AND FEES.

------------------------------------------------------------------------------------------------

                                                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
           REVIEW THIS SECTION FOR
           INFORMATION ON INVESTMENT                    6-11
           STRATEGIES AND THEIR
           RISKS.

------------------------------------------------------------------------------------------------

                                                  FUND MANAGEMENT
           REVIEW THIS SECTION FOR
           DETAILS ON THE PEOPLE AND                    12  THE INVESTMENT ADVISOR
           ORGANIZATIONS WHO OVERSEE
           THE PORTFOLIOS.                              12  THE DISTRIBUTOR

------------------------------------------------------------------------------------------------

           REVIEW THIS SECTION FOR                SHAREHOLDER INFORMATION
           DETAILS ON HOW SHARES ARE
           VALUED, HOW TO PURCHASE,                     12  PURCHASING SHARES
           SELL AND EXCHANGE SHARES,
           RELATED CHARGES AND                          14  SELLING SHARES
           PAYMENTS OF DIVIDENDS AND
           DISTRIBUTIONS.                               14  GENERAL POLICIES ON SELLING SHARES

                                                        16  EXCHANGING SHARES

                                                        16  PRICING OF FUND SHARES

                                                        17  DIVIDENDS, DISTRIBUTIONS AND TAXES

                                                        17  DISTRIBUTION ARRANGEMENTS

------------------------------------------------------------------------------------------------

                                                  FINANCIAL HIGHLIGHTS

                                                        19

------------------------------------------------------------------------------------------------

                                                  BACK COVER

                                                        20  WHERE TO LEARN MORE ABOUT THIS FUND

RISK/RETURN SUMMARY AND FUND EXPENSES
================================================================================

RISK/RETURN SUMMARY OF THE MONEY MARKET PORTFOLIOS

INVESTMENT OBJECTIVES                       The Portfolios seek to maximize current income, and to
                                            maintain liquidity and a stable net asset value of $1.00
                                            per share.

PRINCIPAL INVESTMENT STRATEGIES             The Portfolios are "money market funds" that invest
                                            primarily in short term investments.

PRINCIPAL INVESTMENT RISKS                  An investment in the Portfolios is not insured or
                                            guaranteed by the Federal Deposit Insurance Corporation
                                            or any other government agency. Although the Portfolios
                                            seek to preserve the value of your investment at $1.00
                                            per share, it is possible to lose money by investing in
                                            the Portfolios.

WHO MAY WANT TO INVEST?                     Consider investing in the Portfolios if you:
                                            [] ARE SEEKING PRESERVATION OF CAPITAL
                                            [] HAVE A LOW RISK TOLERANCE
                                            [] ARE WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN
                                               EXCHANGE FOR A HIGHER DEGREE OF SAFETY
                                            [] ARE INVESTING SHORT-TERM RESERVES

                                            These Portfolios will not be appropriate for anyone
                                            seeking high total returns.

WHAT ARE THE DIFFERENCES AMONG THE          [] THE U.S. TREASURY MONEY MARKET PORTFOLIO will
PORTFOLIOS?                                    invest primarily in short term U.S. Treasury
                                               obligations.
                                            [] THE DOMESTIC PRIME MONEY MARKET PORTFOLIO
                                               will invest primarily in short term, prime quality,
                                               domestic debt obligations.
                                            [] THE TAX EXEMPT MONEY MARKET PORTFOLIO will
                                               invest primarily in short term municipal debt
                                               obligations which are exempt from federal income tax.
                                            [] THE GLOBAL MONEY MARKET PORTFOLIO will invest
                                               primarily in short term foreign and domestic
                                               corporate and government debt obligations.

RISK/RETURN SUMMARY OF THE MONEY MARKET PORTFOLIOS

The charts and table below show how the Money Market Portfolios have performed and how their performance has varied from year to year. The bar charts show changes in the Portfolios' yearly performance since inception to demonstrate that the Portfolios have gained and lost value at differing times. As of December 31, 1998 yields for the U.S. Treasury, Domestic Prime and Tax Exempt Money Market Portfolios were _____%, _____% and _____%, respectively. For current yield information on the Portfolios, call 1-800-TSR-FUND (1-800-877-3863). The Money Market Portfolios' yields appear in the Wall Street Journal each Thursday. Of course, past performance does not indicate how the Portfolios will perform in the future.


U.S. TREASURY MONEY MARKET
PORTFOLIO


                                                                        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

                                                  1991      1992       1993       1994       1995       1996       1997       1998
                                   Percentage     5.64%      3.31%      2.60%      3.66%      5.35%      4.78%      4.96%      0.00%

                                   ----------------------------------------------------------------------
                                            Best quarter:    4th Qtr 1990    +1.80%
                                            Worst quarter:   2nd Qtr 1993    +0.62%
                                   ----------------------------------------------------------------------

DOMESTIC PRIME MONEY MARKET
PORTFOLIO

                                                  1990    1991    1992    1993    1994    1995    1996    1997    1998
                                   Percentage     8.16%   5.90%   3.50%   2.89%   3.88%   5.59%   5.00%   5.17%   0.00%

                                   ----------------------------------------------------------------------
                                            Best quarter:    2nd Qtr 1989    +2.37%
                                            Worst quarter:   2nd Qtr 1993    +0.70%
                                   ----------------------------------------------------------------------

TAX EXEMPT MONEY MARKET
PORTFOLIO

                                                  1989   1990   1991   1992   1993   1994   1995   1996   1997   1998
                                   Percentage     6.32%  5.94%  4.53%  2.89%  2.09%  2.41%  3.44%  2.98%  3.18%  0.00%

                                   ----------------------------------------------------------------------
                                            Best quarter:    2nd Qtr 1989   +1.62%
                                            Worst quarter:   1st Qtr 1994   +0.46%
                                   ----------------------------------------------------------------------

RISK/RETURN SUMMARY OF THE MONEY MARKET PORTFOLIOS


FEES AND EXPENSES
-----------------
As an investor in the Money Market         SHAREHOLDER FEES                           U.S.       DOMESTIC       TAX
Portfolios, you will pay the               (FEES PAID DIRECTLY FROM YOUR            TREASURY       PRIME       EXEMPT
following fees and expenses. Annual        INVESTMENT)
Fund operating expenses are paid out
of Portfolio assets, and are               Maximum sales charge (load) on             None         None         None
reflected in the Portfolios' yields.       purchases

                                           Redemption fees                            None         None         None

                                           Exchange fees                              None         None         None
                                           -----------------------------------------------------------------------------

                                           ANNUAL PORTFOLIO OPERATING EXPENSES
                                           (EXPENSES THAT ARE DEDUCTED FROM
                                           PORTFOLIO ASSETS)
                                           -----------------------------------------------------------------------------
                                           Management fees                            .30%         .30%         .30%
                                           -----------------------------------------------------------------------------

                                           Distribution and service (12b-1) fees      None         None         None
                                           -----------------------------------------------------------------------------

                                           Other expenses                             .27%         .23%         .22%
                                           -----------------------------------------------------------------------------

                                           Total annual Portfolio operating           .57%         .53%         .52%
                                           expenses
                                           -----------------------------------------------------------------------------

EXPENSE EXAMPLE

Use the example below to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     -   $10,000 investment                      - redemption at the end of each period
     -   5% annual return                        - no changes in the Portfolios' operating
                                                   expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.


                                                          1 Year       3 Years       5 Years     10 Years
U.S. TREASURY MONEY MARKET PORTFOLIO                      $____         $____         $____        $____
------------------------------------

------------------------------------------------------------------------------------------------------------

DOMESTIC PRIME MONEY MARKET PORTFOLIO                     $____         $____         $____        $____
-------------------------------------

------------------------------------------------------------------------------------------------------------

TAX EXEMPT  MONEY MARKET PORTFOLIO                        $____         $____         $____        $____
----------------------------------

------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
================================================================================

                       U.S TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------

The U.S. Treasury Money Market Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1 per share. There can be no assurance that the Portfolio can achieve these objectives or that it will be able to maintain a stable net asset value of $1 per share.

The Portfolio attempts to accomplish these objectives by investing in U.S. Treasury obligations which have effective maturities of 397 days or less and repurchase agreements that are collateralized by U.S. Treasury obligations.

The investment objectives stated above are fundamental and may be changed only with the approval of a majority of the outstanding shares of the Portfolio.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

At least 65% of the Portfolio's total assets will consist of:

UNITED STATES TREASURY OBLIGATIONS            United States Treasury obligations are issued by the United States
                                              Treasury and are backed by the full faith and credit of the United
                                              States.  U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Interest on U.S. Treasury obligations is specifically exempted from state and local income taxes under federal law.  While shareholders in the U.S. Treasury Money Market Portfolio do not directly receive interest on U.S. Treasury obligations, the dividends from the Portfolio are derived primarily from such interest.

REPURCHASE AGREEMENTS -- which are            The Portfolio may also invest in repurchase agreements which are
collateralized by U.S. Treasury               collateralized by U.S. Treasury obligations.  Interest income derived
obligations.                                  from such repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes.  The Portfolio may also engage in reverse repurchase agreements.

RISK FACTORS
------------

Some states require that, in order for the tax exempt character of the Portfolio's interest from U.S. Treasury obligations to pass through to shareholders, the Portfolio must maintain specified minimum levels of U.S. Treasury obligation investments. If a state's requirement is not met, then none of the Portfolio's interest income would be tax exempt in that state. While the Portfolio does not specifically limit the amount of repurchase agreements which the Portfolio can enter into (other than the requirement that 65% of the Portfolio's total assets be invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations), the Portfolio will endeavor to maintain the levels necessary to preserve the pass-through of the Portfolio's tax exempt interest income from U.S. Treasury obligations. These state requirements may change and investors should consult their own tax advisors regarding these state tax issues.

Interest income on U.S. Treasury obligations is not exempt from federal income tax. In addition, capital gains, if any, realized by the Portfolio upon the sale of U.S. Treasury obligations is not exempt from federal taxes or, generally, from state and local taxes.


                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------

The Domestic Prime Money Market Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1 per share. There can be no assurance that the Portfolio can achieve these objectives or that it will be able to maintain a stable net asset value of $1 per share.

The Portfolio attempts to accomplish these objectives by investing exclusively in prime quality, U.S. dollar denominated obligations of domestic issuers which have effective maturities of 397 days or less.

The investment objectives stated above are fundamental and may be changed only with the approval of a majority of the outstanding shares of the Portfolio.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The Domestic Prime Money Market Portfolio will invest primarily in the following obligations:

UNITED STATES GOVERNMENT            Obligations issued or guaranteed by the United States
OBLIGATIONS                         Government or by its agencies or instrumentalities.
                                    These obligations are backed by the full faith and
                                    credit of the United States, by the credit of the
                                    issuing or guaranteeing agency or by the agency's
                                    right to borrow from the U.S. Treasury.

BANK OBLIGATIONS                    Certificates of deposit, bankers' acceptances and
                                    other obligations issued or guaranteed by the 50
                                    largest banks in the United States. For this purpose,
                                    banks are ranked by total deposits as shown by their
                                    most recent annual financial statements; and

COMMERCIAL PAPER AND                Commercial paper and other short term domestic
OTHER SHORT                         corporate obligations, including corporate bonds,
TERM CORPORATE OBLIGATIONS          variable amount master demand notes and participations
                                    in corporate loans, with maturities of 397 days or
                                    less.

For further description of these obligations, including the liquidity of participations in corporate loans, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

RISK FACTORS
------------

The Portfolio will only purchase high quality domestic money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risks and that are "First Tier Eligible Securities" at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. For a detailed discussion of the quality requirements applicable to certificates of deposit, bankers' acceptances and other bank obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.


                        TAX EXEMPT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------

The Tax Exempt Money Market Portfolio's investment objectives are to maximize current income that is exempt from federal income tax and to maintain liquidity and a stable net asset value of $1 per share. There can be no assurance that the Tax Exempt Money Market Portfolio can achieve these objectives or that it will be able to maintain a stable net asset value of $1 per share.

The Portfolio attempts to accomplish these objectives by investing in high quality municipal securities which, in the opinion of bond counsel at the date of issuance, earn interest exempt from federal income tax and which have effective maturities of 397 days or less. Interest on these securities may be subject to state and local taxes.

The investment objectives stated above are fundamental and may be changed only with the approval of a majority of the outstanding shares of the Portfolio.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The Tax Exempt Money Market Portfolio intends to invest all of its assets in tax exempt obligations and in no event shall invest less than 80% of its total assets in such obligations; however, it reserves the right to invest up to 20% of its total assets in taxable obligations (including securities the interest income on which may be subject to alternative minimum tax). Such tax exempt obligations consist of the following:

MUNICIPAL BONDS                     Bonds issued by or on behalf of states, territories
                                    and possessions of the United States and the District
                                    of Columbia and their political subdivisions,
                                    agencies, authorities and instrumentalities. The
                                    Portfolio may invest more than 25% of its assets in
                                    industrial revenue bonds, but may not invest more than
                                    25% of its assets in industrial revenue bonds of
                                    projects of similar type or in the same state.

MUNICIPAL NOTES                     Municipal notes of various types, including notes
                                    issued in anticipation of receipt of taxes, the
                                    proceeds of the sale of bonds, other revenues or grant
                                    proceeds, as well as municipal commercial paper and
                                    variable rate demand notes. The interest rate on
                                    variable rate demand notes is adjustable at periodic
                                    intervals of 397 days or less as specified in the
                                    notes. There is no specific percentage limitation on
                                    these investments

MUNICIPAL LEASES                    Municipal leases, which may take the form of a lease
                                    or an installment purchase or conditional sale
                                    contract, are issued by state and local governments
                                    and authorities to acquire a wide variety of equipment
                                    and facilities. Municipal leases frequently have
                                    special risks not normally associated with general
                                    obligation or revenue bonds. These types of municipal
                                    leases may be considered illiquid and subject to the
                                    10% limitation of investment in illiquid securities
                                    set forth under "Investment Restrictions" in the
                                    Statement of Additional Information.

For further description of these obligations, see "Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

RISK FACTORS
------------

The Portfolio will only purchase high quality tax exempt money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risks and that are "Eligible Securities" at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. For a detailed discussion of the quality requirements applicable to municipal bonds, municipal notes, municipal leases and other municipal obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

                          GLOBAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------

The Global Money Market Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1 per share. There can be no assurance that the Portfolio can achieve these objectives or that it will be able to maintain a stable net asset value of $1 per share.

The Portfolio seeks to produce a higher yield than the Domestic Prime Money Market Portfolio by investing in the securities of issuers located in at least three countries (including the United States). The securities invested in by the Global Money Market Portfolio, described below, have effective maturities of 397 days or less.

The investment objectives stated above are fundamental and may be changed only with the approval of a majority of the outstanding shares of the Portfolio.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The Global Money Market Portfolio will invest primarily in the following obligations:

UNITED STATES GOVERNMENT            Obligations issued or guaranteed by the United States
OBLIGATIONS                         Government or by its agencies or instrumentalities.
                                    These obligations are backed by the full faith and
                                    credit of the United States, by the credit of the
                                    issuing or guaranteeing agency or by the agency's
                                    right to borrow from the U.S. Treasury.


BANK OBLIGATIONS                    Certificates of deposit, bankers' acceptances and
                                    other obligations (or instruments secured by such
                                    obligations) of (i) domestic banks subject to
                                    regulation by the U.S. Government or its agencies
                                    (such as the Federal Reserve Board, the Comptroller of
                                    the Currency, or the FDIC) and having total assets of
                                    over $1 billion unless their obligations are
                                    guaranteed by their parent bank, which has assets of
                                    over $5 billion; (ii) foreign branches of these banks;
                                    (iii) United States branches of foreign banks of
                                    equivalent size; and (iv) foreign banks. The Portfolio
                                    limits investments in foreign bank obligations to U.S.
                                    dollar denominated obligations of foreign banks which
                                    have more than $10 billion of assets, are among the 75
                                    largest in the world, and have branches or agencies in
                                    the U.S.

COMMERCIAL PAPER AND                Commercial paper and other short term domestic
OTHER SHORT                         corporate obligations, including corporate bonds,
TERM CORPORATE OBLIGATIONS          variable amount master demand notes and participation
                                    in corporate loans, with maturities of 397 days or
                                    less; commercial paper and other short term
                                    obligations issued by foreign corporations if the
                                    issuer is a direct parent or subsidiary of a United
                                    States corporation, the obligation is United States
                                    dollar denominated and is not subject to foreign
                                    withholding tax, and commercial paper and other short
                                    term obligations issued by foreign governments.

RISK FACTORS
------------

The Portfolio will only purchase high quality money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risks and that are "First Tier Eligible Securities" at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. For a more detailed discussion of quality requirements applicable to certificates of deposit, bankers' acceptances and other bank obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

                                    YEAR 2000
--------------------------------------------------------------------------------

Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. The Fund has been informed that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Fund is dependent may result in errors and account maintenance failures. The Fund has no reason to believe that (1) the Year 2000 plans of the Adviser and the Fund's other service providers for services critical to the Fund's operations will not be completed by December 31, 1999, and (2) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Fund or its service providers.

In addition, the Year 2000 problem may adversely affect the companies in which the Fund invests. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors.

Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Fund's service providers are unknown to the Fund at this time, there may be costs or consequences having a material adverse impact on the Fund, its service providers and /or your account records. The Fund and the Advisor will continue to monitor developments relating to this issue, including the development of contingency plans for providing back-up computer services in the event of a systems failure.


FUND MANAGEMENT
================================================================================

         THE INVESTMENT ADVISOR

         Gabelli Fixed Income LLC, (the "Advisor"), One Corporate Center, Rye, NY 10580 is a Delaware limited liability company organized in 1997 and is the successor company to Gabelli- O'Connor Fixed Income Mutual Funds Management Co. formed in 1987. As of September 30, 1998, Gabelli Fixed Income LLC manages more than $1.2 billion in assets. Through its portfolio management team, Gabelli Fixed Income LLC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs.

For these advisory services, the Advisor was paid a fee of .30% of average net assets during the fiscal year ended October 31, 1998. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Portfolio shares.

         THE DISTRIBUTOR

         Gabelli Fixed Income Distributors, Inc. is the Fund's distributor. Its address is One Corporate Center, Rye, NY 10580.

         The Statement of Additional Information has more detailed information about the Advisor and other service providers.


SHAREHOLDER INFORMATION
================================================================================

PURCHASING SHARES
-----------------

All investments made by regular mail or personal delivery, whether initial or subsequent, should be sent to:

         BY REGULAR MAIL                     BY OVERNIGHT DELIVERY
         ---------------                     ---------------------
         The Treasurer's Fund, Inc.          The Treasurer's Fund, Inc.
         PO Box 8308                         c/o BFDS Building, 7th Floor
         Boston, MA 02266-8308               Two Heritage Drive
                                             Quincy, MA 02171

For Initial Investment:
1. Carefully read and complete the application.
2. Make check, bank draft or money order payable to "The Treasurer's Fund, Inc."
3. Mail or deliver application and payment to the address above.

For Subsequent Investments:
1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
       - Portfolio
       - Amount invested
       - Account name and number
2. Make check, bank draft or money order payable to "The Treasurer's Fund, Inc."
3. Mail or deliver investment slip and payment to the address above.

BY WIRE TRANSFER

For Initial Investment:
Call 1-800-TSR-FUND (1-800-877-3863) to obtain a new account number. Promptly mail the completed application to the address shown above for mail purchases; and

For All Investments:
Instruct your bank to wire transfer your investment to:
     State Street Bank and Trust Company
     225 Franklin Street, Boston, MA 02110
     Routing Number:  ABA #011-0000-28
     Re:  The Treasurer's Fund, Inc.
     REF DDA# 99046187
     A/C#___________________
     Your name

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.


                                             ----------------------------------
                                             QUESTIONS?
                                             CALL 1-800-TSR-FUND
                                             OR YOUR INVESTMENT REPRESENTATIVE.
                                             ----------------------------------

                                           MINIMUM INVESTMENTS
                                      MINIMUM                 MINIMUM
You may purchase Funds           INITIAL INVESTMENT    SUBSEQUENT INVESTMENT
through the Distributor
or participating
organizations, which may             $ 100,000                  $ 0
charge additional fees         ------------------------------------------------
and may require higher or
lower minimum investments      All purchases must be in U.S. dollars. A fee will be
or impose other                charged for any checks that do not clear. Third-party
limitations on buying and      checks are not accepted. Your purchase of shares will be
selling shares.                effective on the same business day if the Portfolio's
                               transfer agent receives your order by 12 noon, Eastern
                               time, and receives Federal funds by 4:00 p.m., Eastern
                               time. Otherwise, your purchase will be effective on the
                               next business day.


                               A Fund may waive its minimum purchase requirement and the
                               Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise.


SELLING SHARES
--------------                 ------------------------------------------------

As a mutual fund               WITHDRAWING MONEY FROM YOUR INVESTMENT
shareholder, you are
technically selling            You may sell your shares at any time. Your sales
shares when you request a      price will be the next NAV after your sell order
withdrawal in cash. This       is received by the Fund, its transfer agent, or
is also known as               your investment representative. See section on
redeeming shares or a          "General Policies on Selling Shares" below.
redemption of shares.
                               ------------------------------------------------



GENERAL POLICIES ON SELLING SHARES
----------------------------------

BY BANK WIRE VIA TELEPHONE

1. Call 1-800-TSR-FUND (1-800-877-3863) with your account number and the amount of the redemption.

2. If you are unable to reach the Fund by telephone, you may telecopy your redemption request to the Fund at 914-921-2416.

NOTE: If you call by 12 noon, Eastern time, your payment will normally be wired to your bank on the same business day. If you call after that time, your payment will be wired to your bank on the next business day.

BY BANK WIRE VIA MAIL

Submit a redemption request to the Fund. To obtain a redemption request form, call 1-800-TSR-FUND.

BY CHECK WRITING

You may write checks to make payments to any person or business on your account. To obtain checks, complete the check writing section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You must maintain the minimum required account balance of $50,000 per Portfolio and you may not close your account by writing a check.

SIGNATURE GUARANTEES
Signature guarantees are required on redemption requests for the following: o
      -  The check is not being mailed to the address on your account
      -  The check is not being made payable to the owner of the account
      - The redemption proceeds are being transferred to another person's Portfolio account.

A signature guarantee can be obtained from most banks and securities dealers. Notarized signatures are not considered a signature guarantee.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. If appropriate precautions have not been taken, the Fund may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT
When you have made an investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

CLOSING OF SMALL ACCOUNTS
If your account falls below $50,000, the Fund may ask you to increase your balance. If it is still below $50,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Portfolio.

EXCHANGING SHARES
-----------------
                                INSTRUCTIONS FOR EXCHANGING SHARES
You can exchange your           -----------------------------------------------
shares in one Portfolio
for shares of another           Exchanges may be made by sending a written
Portfolio of the Fund or        request to The Treasurer's Fund, Inc., PO Box
other mutual funds              3808, Boston, MA 02266-3808 or by calling
managed by Gabelli Funds,       1-800-TSR-FUND (1-800-877-3863).
Inc. or its affiliates.
                                Please provide the following information:
You must meet the minimum       - Your name and telephone number
investment requirements         - The exact name on your account and account
for the Portfolio into            number
which you are exchanging.       - Taxpayer identification number (usually your
Exchanges from one Fund           Social Security number)
to another are taxable.         - Dollar value or number of shares to be
                                  exchanged
                                - The name of the Portfolio from which the
                                  exchange is to be made
                                - The name of the Portfolio into which the
                                  exchange is being made

                                    See "Selling your Shares" for important
                                    information about telephone transactions.


PRICING OF FUND SHARES
----------------------

HOW NAV IS CALCULATED           The Portfolios' net asset value, or NAV, is
                                expected to be constant at $1.00 per share,
The NAV is calculated           although this value is not guaranteed. The NAV
each business day by            is determined at 12 noon, Eastern time, on days
adding the total value of       the New York Stock Exchange is open. The
the Portfolio's                 Portfolios value their securities at their
investments and other           amortized cost. This method involves valuing an
assets, subtracting its         instrument at its cost and thereafter applying a
liabilities and then            constant amortization to maturity of any
dividing that figure by         discount or premium, regardless of the impact of
the number of outstanding       fluctuating interest rates on the market value
shares of the Portfolio:        of the instrument.


         NAV =

TOTAL ASSETS - LIABILITIES
--------------------------
   Number of Shares
      Outstanding

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------

Any income a Portfolio receives in the form of interest is paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends on the Portfolios are paid monthly. Capital gains for the Portfolios are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

The Portfolios expect that their dividends will primarily consist of net investment income or, if any, short-term capital gains as opposed to long-term capital gains.

With respect to the U.S. Treasury, Domestic Prime and Global Money Market Portfolios, dividends are taxable as ordinary income. With respect to the Tax Exempt Money Market Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax. Dividends are taken into account for tax purposes in the year in which they are paid, even if they appear on your account statement the following year.

You will be notified in January each year about the federal tax status of distributions made by the Portfolios. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. With respect to the U.S. Treasury Money Market Portfolio, distributions of interest on U.S. government obligations may be exempt from state and local taxes.

       --------------------------------------------------------------------
       TAX IDENTIFICATION NUMBER

       The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

       --------------------------------------------------------------------


Foreign shareholders may be subject to special withholding requirements. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

DISTRIBUTION ARRANGEMENTS
-------------------------

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. There are no fees or expenses chargeable to the Fund under the Plans and the Fund's Board of Directors has adopted the Plans in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. If a payment of advisory fees by the Fund to the Advisor should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments are authorized by the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Fund is required to pay to the Advisor for any fiscal year under the Advisory Agreement in effect for the year.




                                             ----------------------------------
                                             QUESTIONS?
                                             CALL 1-800-TSR-FUND
                                             OR YOUR INVESTMENT REPRESENTATIVE.
                                             ----------------------------------

FINANCIAL HIGHLIGHTS
================================================================================




PAST 5 YEARS'
FINANCIAL HIGHLIGHTS
FROM ANNUAL REPORT TO BE FILED BY AMENDMENT.








U.S. TREASURY MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS

DOMESTIC PRIME MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS

TAX EXEMPT MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:
The Fund's semi-annual and audited annual reports to shareholders contain detailed information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. [add disclosure of any financials incorporated by reference]

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.



--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND SAI, PROSPECTUSES OF OTHER FUNDS IN THE GABELLI FAMILY, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING:
                           THE TREASURER'S FUND, INC.
                              ONE CORPORATE CENTER
                                  RYE, NY 10580
                            TELEPHONE: 1-800-TSR-FUND
                                 www.gabelli.com
--------------------------------------------------------------------------------



You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

          - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling
               1-800-SEC-0330.

          -    Free from the Commission's Website at http://www.sec.gov.










(Investment Company Act file no. 811-5347)


================================================================================

                                 THE TREASURER'S FUND


================================================================================

                                            ----------
                                            PROSPECTUS
                                            ----------



                                            MARCH 1, 1999



                                 LIMITED TERM PORTFOLIO

                                 TAX EXEMPT LIMITED TERM PORTFOLIO







--------------------------------------
  QUESTIONS?
  CALL 1-800-TSR-FUND
  OR YOUR INVESTMENT REPRESENTATIVE.
--------------------------------------







                                            AS OF THE DATE OF THIS PROSPECTUS,
                                            THE LIMITED TERM PORTFOLIO AND THE
                                            TAX EXEMPT LIMITED TERM PORTFOLIO
                                            HAVE NOT BEEN ACTIVATED BY THE
                                            ADVISOR.


                                            SECURITIES AND EXCHANGE COMMISSION
                                            HAS NOT APPROVED THE SHARES
                                            DESCRIBED IN THIS PROSPECTUS OR
                                            DETERMINED WHETHER THIS PROSPECTUS
                                            IS ACCURATE OR COMPLETE. ANY
                                            REPRESENTATION TO THE CONTRARY IS A
                                            CRIMINAL OFFENSE.


================================================================================

           TABLE OF CONTENTS

           THE TREASURER'S FUND, INC. IS A MUTUAL FUND DESIGNED TO MEET THE DISTINCTIVE CASH MANAGEMENT OBJECTIVES OF TREASURERS AND FINANCIAL OFFICERS OF CORPORATIONS AND OTHER INSTITUTIONS AND INDIVIDUALS.

================================================================================

           CAREFULLY REVIEW THIS
           IMPORTANT SECTION, WHICH               RISK/RETURN SUMMARY AND FUND EXPENSES
           SUMMARIZES EACH
           PORTFOLIO'S INVESTMENTS,                     3-5
           RISKS, PAST PERFORMANCE,
           AND FEES.

------------------------------------------------------------------------------------------------

           REVIEW THIS SECTION FOR                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
           INFORMATION ON
           INVESTMENT STRATEGIES                       6-10
           AND THEIR RISKS.

------------------------------------------------------------------------------------------------

           REVIEW THIS SECTION FOR                FUND MANAGEMENT
           DETAILS ON THE PEOPLE
           AND ORGANIZATIONS WHO                         10  THE INVESTMENT ADVISOR
           OVERSEE THE PORTFOLIOS.                       10  PORTFOLIO MANAGERS
                                                         10  THE DISTRIBUTOR

------------------------------------------------------------------------------------------------

           REVIEW THIS SECTION FOR                SHAREHOLDER INFORMATION
           DETAILS ON HOW SHARES
           ARE VALUED, HOW TO                            11  PURCHASING SHARES
           PURCHASE, SELL AND                            12  SELLING SHARES
           EXCHANGE SHARES, RELATED                      12  GENERAL POLICIES ON SELLING SHARES
           CHARGES AND PAYMENTS OF                       14  EXCHANGING SHARES
           DIVIDENDS AND                                 14  PRICING OF FUND SHARES
           DISTRIBUTIONS.                                14  DIVIDENDS, DISTRIBUTIONS AND TAXES
                                                         15  DISTRIBUTION ARRANGEMENTS

------------------------------------------------------------------------------------------------

                                                  FINANCIAL HIGHLIGHTS

                                                         16

------------------------------------------------------------------------------------------------

                                                  BACK COVER

                                                         17  WHERE TO LEARN MORE ABOUT THIS FUND

RISK/RETURN SUMMARY AND FUND EXPENSES
================================================================================

RISK/RETURN SUMMARY OF THE LIMITED TERM PORTFOLIO

INVESTMENT OBJECTIVES                       The Portfolio seeks to maximize current income
                                            consistent with moderate risk of capital.

PRINCIPAL INVESTMENT STRATEGIES             The Portfolio invests primarily in a liquid portfolio
                                            with a maximum weighted average maturity of two years.
                                            The net asset value per share will fluctuate.

PRINCIPAL INVESTMENT RISKS                  Because the value of the Portfolio's investments will
                                            fluctuate with market conditions, so will the value of
                                            your investment in the Portfolio. You could lose money
                                            on your investment in the Portfolio, or the Portfolio
                                            could underperform other investments. Some of the
                                            Portfolio's holdings may underperform its other
                                            holdings.


WHO MAY WANT TO INVEST?                     Consider investing in the Portfolio if you are:

                                            [] LOOKING TO ADD A MONTHLY INCOME COMPONENT TO
                                               YOUR PORTFOLIO
                                            [] SEEKING HIGHER POTENTIAL RETURNS THAN
                                               PROVIDED BY MONEY MARKET FUNDS
                                            [] WILLING TO ACCEPT THE RISKS OF PRICE AND
                                               DIVIDEND FLUCTUATIONS

                                            This Portfolio will not be appropriate for anyone:
                                            [] INVESTING EMERGENCY RESERVES
                                            [] SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY OF THE TAX EXEMPT LIMITED TERM PORTFOLIO

INVESTMENT OBJECTIVES                       The Portfolio seeks to maximize current income exempt
                                            from federal income tax consistent with moderate risk of
                                            capital.

PRINCIPAL INVESTMENT STRATEGIES             The Portfolio invests primarily in a liquid portfolio of
                                            securities which are exempt from federal income tax with
                                            a maximum weighted average maturity of three years. The
                                            net asset value per share will fluctuate.

PRINCIPAL INVESTMENT RISKS                  Because the value of the Portfolio's investments will
                                            fluctuate with market conditions, so will the value of
                                            your investment in the Portfolio. You could lose money
                                            on your investment in the Portfolio, or the Portfolio
                                            could underperform other investments. Some of the
                                            Portfolio's holdings may underperform its other
                                            holdings.


WHO MAY WANT TO INVEST?                     Consider investing in the Portfolio if you are:
                                            [] LOOKING TO ADD A MONTHLY INCOME COMPONENT TO YOUR
                                               PORTFOLIO
                                            [] SEEKING HIGHER POTENTIAL RETURNS THAN PROVIDED BY
                                               TAX-EXEMPT MONEY MARKET FUNDS
                                            [] WILLING TO ACCEPT THE RISKS OF PRICE AND DIVIDEND
                                               FLUCTUATIONS
                                            [] WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE
                                               FOR INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX

                                            This Portfolio will not be appropriate for anyone:
                                            [] INVESTING EMERGENCY RESERVES
                                            [] SEEKING SAFETY OF PRINCIPAL
                                            [] WHO DOES NOT BENEFIT FROM INCOME THAT IS EXEMPT FROM
                                               FEDERAL INCOME TAX

RISK/RETURN SUMMARY OF THE LIMITED TERM PORTFOLIOS

FEES AND EXPENSES
-----------------
As an investor in the Limited Term
Portfolios, you will pay the               SHAREHOLDER FEES                         LIMITED      TAX EXEMPT
following fees and expenses. Annual        (FEES PAID DIRECTLY FROM YOUR             TERM       LIMITED TERM
Portfolio operating expenses are paid      INVESTMENT)                             PORTFOLIO     PORTFOLIO
out of Portfolio assets, and are
reflected in the share price.              Maximum sales charge (load) on
                                           purchases                                  None          None

                                           Redemption fees                            None          None

                                           Exchange fees                              None          None
                                           -----------------------------------------------------------------------------

                                           ANNUAL PORTFOLIO OPERATING EXPENSES
                                           (EXPENSES THAT ARE DEDUCTED FROM
                                           PORTFOLIO ASSETS)
                                           -----------------------------------------------------------------------------
                                           Management fees                           .45%         .45%
                                           -----------------------------------------------------------------------------

                                           Distribution and service (12b-1) fees     .25%         .25%
                                           -----------------------------------------------------------------------------

                                           Other expenses                            .30%         .30%
                                           -----------------------------------------------------------------------------

                                           Total annual Portfolio operating         1.00%        1.00%
                                           expenses
                                           -----------------------------------------------------------------------------

EXPENSE EXAMPLE

Use the example below to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     -   $10,000 investment                      - redemption at the end of each period
     -   5% annual return                        - no changes in the Portfolios' operating
                                                   expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

                                                                                             1                3
                                          LIMITED TERM PORTFOLIO                            Year            Years
                                          ----------------------                           $____            $____

                                          -----------------------------------------------------------------------------

                                          TAX EXEMPT  LIMITED TERM  PORTFOLIO              $____            $____
                                          -----------------------------------

                                          -----------------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
================================================================================

                             LIMITED TERM PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------

The Limited Term Portfolio's investment objective is to maximize current income consistent with moderate risk of capital by investing in a liquid portfolio with a maximum weighted average maturity of two years. There can be no assurance that the Limited Term Portfolio will be able to achieve this objective.

The investment objective stated above is fundamental and may be changed only with the approval of a majority of the outstanding shares of the Portfolio.

Purchases and sales are made for the Portfolio whenever necessary, in the Advisor's opinion, to meet the Portfolio's objective. This is expected to result in a maximum average annual portfolio turnover rate of not greater than 200%.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The Portfolio will invest primarily in the following investments, with varying and longer maturities:

UNITED STATES                                 Obligations issued or guaranteed by the United States Government
GOVERNMENT OBLIGATIONS                        or by its agencies or instrumentalities. These obligations are backed by the full faith and credit of the United States, by the credit of the issuing or guaranteeing agency or by the agency's right to borrow from the U.S. Treasury.

BANK OBLIGATIONS                              Certificates of deposit, bankers' acceptances and other
                                              obligations issued or guaranteed by the 50 largest banks in the
                                              United States. For this purpose, banks are ranked by total deposits as shown by their most recent annual financial
                                              statements.

COMMERCIAL PAPER AND                          Commercial paper and other short term domestic corporate
OTHER SHORT                                   obligations, including corporate bonds, variable amount master
TERM CORPORATE OBLIGATIONS                    demand notes and participations in corporate loans.

The Portfolio will consist only of securities with a maximum dollar weighted average maturity of two years and a maximum maturity of three years (three years and sixty days for new issues) at the time of investment. However, when purchasing securities with effective maturities in excess of one year the Portfolio will purchase only domestic issues.

The Limited Term Portfolio seeks to maintain a current yield that is greater than that obtainable from a portfolio of high quality money market obligations. The Portfolio seeks to increase returns by actively managing securities in the short term and intermediate term ranges. However, it seeks to minimize market risk by employing a "laddered" portfolio approach as opposed to a market timing approach. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. Assuming a positively sloping yield curve, a portfolio designed with a series of periodic maturities can produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities.

In addition, the Portfolio seeks investment in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential. Any realized capital gains, as well as interest income, will be subject to federal income taxes. See "Management Strategies" in the Statement of Additional Information.

From time to time, the assets of the Portfolio may be substantially invested in short term obligations in order to attempt to reduce the volatility of the Portfolio, moderate market risk, and minimize fluctuation in its net asset value. Short term obligations may also be purchased pending investment of proceeds of sales of Portfolio shares or Portfolio securities, or to maintain liquidity to meet anticipated redemptions.

The Limited Term Portfolio's rated debt securities must be rated Aa or higher by Moody's or AA or higher by S&P, or the equivalent. Rated domestic and foreign commercial paper must be rated Prime-1 by Moody's or A-1 by S&P, or the equivalent. The Portfolio may also invest in unrated securities if, in the opinion of the Fund's Board of Directors, such securities are of comparable quality to the rated securities in which the Portfolio may invest. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. However, if the Portfolio holds any variable rate demand instruments with stated maturities in excess of one year, such instruments must maintain their high quality rating or must be sold from the Portfolio.


                        TAX EXEMPT LIMITED TERM PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------

The Tax Exempt Limited Term Portfolio's investment objective is to maximize current income exempt from federal income tax consistent with moderate risk of capital by investing in a liquid portfolio with a maximum weighted average maturity of three years. There can be no assurance that the Tax Exempt Limited Term Portfolio will be able to achieve these objectives.

The investment objectives stated above are fundamental and may be changed only with the approval of a majority of the outstanding shares of the Portfolio.

Purchases and sales are made for the Portfolio whenever necessary, in the Advisor's opinion, to meet the Portfolio's objective. This is expected to result in a maximum average annual portfolio turnover rate of not greater than 200%.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The Tax Exempt Limited Term Portfolio intends to invest all of its assets in tax exempt obligations; however, it reserves the right to invest up to 20% of its assets in taxable obligations. The Portfolio will invest in tax exempt securities whose interest, in the opinion of bond counsel at the date of issuance, is exempt from federal income tax. Such tax exempt obligations consist of the following:

MUNICIPAL BONDS                     Bonds issued by or on behalf of states, territories
                                    and possessions of the United States and the District
                                    of Columbia and their political subdivisions,
                                    agencies, authorities and instrumentalities.

MUNICIPAL NOTES                     Municipal notes of various types, including notes
                                    issued in anticipation of receipt of taxes, the
                                    proceeds of the sale of bonds, other revenues or grant
                                    proceeds, as well as municipal commercial paper and
                                    variable rate demand notes.

MUNICIPAL LEASES                    Municipal leases, which may take the form of a lease
                                    or an installment purchase or conditional sale
                                    contract, are issued by state and local governments
                                    and authorities to acquire a wide variety of equipment
                                    and facilities. Municipal leases frequently have
                                    special risks not normally associated with general
                                    obligation or revenue bonds. [These types of municipal
                                    leases may be considered illiquid and subject to the
                                    10% limitation of investment in illiquid securities
                                    set forth under "Investment Restrictions" in the
                                    Statement of Additional Information.]

Any realized capital gains will be subject to federal income taxes. Interest on these securities may be subject to state and local income taxes.

The Portfolio will consist only of securities with a maximum dollar weighted average maturity of three years and a maximum maturity of five years (five years and sixty days for new issues) at the time of investment.

The Tax Exempt Limited Term Portfolio seeks to maintain a current yield that is greater than that obtainable from a portfolio of short term, high quality tax exempt money market obligations. The Portfolio seeks to increase returns by actively managing securities in the short term and intermediate term ranges. However, it seeks to minimize market risk by employing a "laddered" portfolio approach as opposed to a market timing approach. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. Assuming a positively sloping yield curve, a portfolio designed with a series of periodic maturities can produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities. In addition, the Portfolio seeks investments in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential. The value of municipal securities in the Portfolio can also be affected by market reaction to legislative consideration of various tax reform proposals. See "Management Strategies" in the Statement of Additional Information.

From time to time, the assets of the Portfolio may be substantially invested in short term municipal obligations in order to attempt to reduce the volatility of the Portfolio, moderate market risk, and minimize fluctuation in its net asset value. Short term obligations may also be purchased pending investment of proceeds of sales of Portfolio shares or Portfolio securities, or to maintain liquidity to meet anticipated redemptions.

The Tax Exempt Limited Term Portfolio's rated debt securities must be rated A or higher by Moody's or A or higher by S&P, or the equivalent. Rated short term municipal securities must be rated MIG-2, VMIG-2, P-2 or higher by Moody's or SP-2, A-2 or higher by S&P, or the equivalent. The Portfolio may also invest in unrated securities if, in the opinion of the Fund's Board of Directors, such securities are of comparable quality to the rated securities in which the Portfolio may invest. The standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment. However, if the Portfolio holds any variable rate demand instruments with stated maturities in excess of one year, such instruments must maintain their high quality rating or must be sold from the Portfolio.

The Tax Exempt Limited Term Portfolio may purchase municipal obligations on a when-issued or delayed delivery basis and may purchase municipal obligations with puts and stand-by commitments. The Advisor currently does not anticipate entering into any transaction which would result in income subject to federal income tax. However, the Portfolio may invest up to 20% of the value of its total assets in taxable securities in certain circumstances, including hedging instruments and repurchase and reverse repurchase agreements with member banks of the Federal Reserve System and with brokers-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. The Portfolio may also lend its securities. Income from taxable securities, repurchase and reverse repurchase agreements and portfolio lending will be subject to income taxation. The Portfolio may purchase certain privately placed securities.

The Portfolio may also purchase zero coupon bonds. Zero coupon bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of zero coupon bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. For a discussion of the tax consequences of an investment in zero coupon bonds, see "Taxes" in the Statement of Additional Information.


                                    YEAR 2000
--------------------------------------------------------------------------------

Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. The Fund has been informed that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Fund is dependent may result in errors and account maintenance failures. The Fund has no reason to believe that (1) the Year 2000 plans of the Adviser and the Fund's other service providers for services critical to the Fund's operations will not be completed by December 31, 1999, and (2) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Fund or its service providers.

In addition, the Year 2000 problem may adversely affect the companies in which the Fund invests. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors.

Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Fund's service providers are unknown to the Fund at this time, there may be costs or consequences having a material adverse impact on the Fund, its service providers and /or your account records. The Fund and the Adviser will continue to monitor developments relating to this issue, including the development of contingency plans for providing back-up computer services in the event of a systems failure.


FUND MANAGEMENT
================================================================================

         THE INVESTMENT ADVISOR

         Gabelli Fixed Income LLC, (the "Advisor"), One Corporate Center, Rye, NY 10580 is a Delaware limited liability company organized in 1997 and is the successor of Gabelli-O'Connor Fixed Income Management Mutual Funds Co. formed in 1987. As of September 30, 1998, Gabelli Fixed Income LLC manages more than $1.2 billion in assets.

For these advisory services, the Portfolios, if activated by the Advisor, would have paid .45% of average net assets during the fiscal year ended October 31, 1998. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholders and administrative services and for distributions of Portfolio shares.

         PORTFOLIO MANAGERS

         Through its portfolio management team, Gabelli Fixed Income LLC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs.

         THE DISTRIBUTOR

         Gabelli Fixed Income Distributors, Inc. is the Fund's distributor. Its address is One Corporate Center, Rye, NY 10580.

         The Statement of Additional Information has more detailed information about the Advisor and other service providers.

SHAREHOLDER INFORMATION
================================================================================

PURCHASING SHARES
-----------------

All investments made by regular mail or personal delivery, whether initial or subsequent, should be sent to:

         BY REGULAR MAIL                     BY OVERNIGHT DELIVERY
         ---------------                     ---------------------
         The Treasurer's Fund, Inc.          The Treasurer's Fund, Inc.
         PO Box 3808                         c/o BFDS Building, 7th Floor
         Boston, MA 02266-3808               Two Heritage Drive
                                             Quincy, MA 02171

For Initial Investment:
1. Carefully read and complete the application.
2. Make check, bank draft or money order payable to "The Treasurer's Fund, Inc."
3. Mail or deliver application and payment to the address above.

For Subsequent Investments:
1. Use the investment slip attached to your account statement.
   Or, if unavailable, provide the following information:
       - Portfolio
       - Amount invested
       - Account name and number
2. Make check, bank draft or money order payable to "The Treasurer's Fund, Inc."
3. Mail or deliver investment slip and payment to the address above.

BY WIRE TRANSFER

For Initial Investment:
Call 1-800-TSR-FUND (1-800-877-3863) to obtain a new account number. Promptly mail the completed application to the address shown above for mail purchases; and

For All Investments:
Instruct your bank to wire transfer your investment to:
     State Street Bank and Trust Company
     225 Franklin Street, Boston, MA 02110
     Routing Number:  ABA #011-0000-28
     Re:  The Treasurer's Fund, Inc.
     REF DDA# 99046187
     A/C#___________________
     Your name

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

----------------------------

                                         MINIMUM INVESTMENTS
                                      MINIMUM                 MINIMUM
You may purchase Funds           INITIAL INVESTMENT    SUBSEQUENT INVESTMENT
through the Distributor
or participating
organizations, which may             $ 100,000                  $ 0
charge additional fees         ------------------------------------------------
and may require higher or
lower minimum investments      All purchases must be in U.S. dollars. A fee will be
or impose other                charged for any checks that do not clear. Third-party
limitations on buying and      checks are not accepted. Your purchase of shares will be
selling shares.                effective on the same business day if the Portfolio's
                               transfer agent receives your order and Federal funds by
                               4:00 p.m., Eastern time. Otherwise, your purchase will be
                               effective on the next business day, and at the next determined asset value.

                               A Fund may waive its minimum purchase requirement and the
                               Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise.


SELLING SHARES
--------------                 ------------------------------------------------

As a mutual fund               WITHDRAWING MONEY FROM YOUR INVESTMENT
shareholder, you are
technically selling            You may sell your shares at any time. Your sales
shares when you request a      price will be the next NAV after your sell order
withdrawal in cash. This       is received by the Fund, its transfer agent, or
is also known as               your investment representative. See section on
redeeming shares or a          "General Policies on Selling Shares" below.
redemption of shares.
                               ------------------------------------------------



GENERAL POLICIES ON SELLING SHARES
----------------------------------

BY BANK WIRE VIA TELEPHONE

1. Call 1-800-TSR-FUND (1-800-877-3863) with your account number and the amount of the redemption.

2. If you are unable to reach the Fund by telephone, you may telecopy your redemption request to the Fund at 914-921-2416.

NOTE: If you call by 4:00 p.m., Eastern time, your payment will normally be wired to your bank on the same business day. If you call after that time, your payment will be wired to your bank on the next business day.

BY BANK WIRE VIA MAIL

Submit a redemption request to the Fund. To obtain a redemption request form, call 1-800-TSR-FUND.

SIGNATURE GUARANTEES
     Signature guarantees are required on redemption requests for the following:
     -  The check is not being mailed to the address on your account
     -  The check is not being made payable to the owner of the account
     - The redemption proceeds are being transferred to another person's Portfolio account.

A signature guarantee can be obtained from most banks and securities dealers. Notarized signatures are not considered a signature guarantee.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. If appropriate precautions have not been taken, the Fund may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT
When you have made an investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

CLOSING OF SMALL ACCOUNTS
If your account falls below $50,000, the Fund may ask you to increase your balance. If it is still below $50,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Portfolio.

EXCHANGING SHARES
-----------------
                                INSTRUCTIONS FOR EXCHANGING SHARES
You can exchange your           -----------------------------------------------
shares in one Portfolio
for shares of another           Exchanges may be made by sending a written
Portfolio of the Fund or        request to The Treasurer's Fund, Inc., PO Box
other mutual funds              3808, Boston, MA 02266-3808 or by calling
managed by Gabelli Funds,       1-800-TSR-FUND (1-800-877-3863).
Inc. or its affiliates.
                                Please provide the following information:
You must meet the minimum       - Your name and telephone number
investment requirements         - The exact name on your account and account
for the Portfolio into            number
which you are exchanging.       - Taxpayer identification number (usually your
Exchanges from one Fund           Social Security number)
to another are taxable.         - Dollar value or number of shares to be
                                  exchanged
                                - The name of the Portfolio from which the
                                  exchange is to be made
                                - The name of the Portfolio into which the
                                  exchange is being made

                                See "Selling your Shares" for important
                                information about telephone transactions.

PRICING OF FUND SHARES
----------------------
                                Per share net asset value, or NAV, for each
HOW NAV IS CALCULATED           non-Money Market Fund is determined and its
                                shares are priced at the close of regular
The NAV is calculated           trading on the New York Stock Exchange,
each business day by            normally at 4:00 p.m., Eastern time, on days
adding the total value of       the Exchange is open.
the Portfolio's
investments and other           Your order for purchase, sale or exchange of
assets, subtracting its         shares is priced at the next NAV calculated
liabilities and then            after your order is accepted by the Fund. This
dividing that figure by         is what is known as the offering price.
the number of outstanding
shares of the Portfolio:        The Portfolios' securities are generally valued
                                at current market prices. If market quotations
                                are not available, prices will be based on fair
           NAV =                value as determined by the Fund's Directors.

TOTAL ASSETS - LIABILITIES
--------------------------
     Number of Shares
        Outstanding


DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------

Any income a Portfolio receives in the form of interest or dividends are paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends on the Portfolios are paid monthly. Capital gains for the Portfolios are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

The Portfolios expect that their dividends will primarily consist of net investment income or, if any, short-term capital gains as opposed to long-term capital gains.

With respect to the Limited Term Portfolio, dividends are taxable as ordinary income. With respect to the Tax Exempt Limited Term Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax. Dividends are taken into account for tax purposes in the year in which they are paid, even if they appear on your account statement the following year.

You will be notified in January each year about the federal tax status of distributions made by the Portfolios. Depending on your residence for tax purposes, distributions may be subject to state and local taxes, including withholding taxes.

       --------------------------------------------------------------------
       TAX IDENTIFICATION NUMBER

       The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

       --------------------------------------------------------------------

Foreign shareholders may be subject to special withholding requirements. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.


DISTRIBUTION ARRANGEMENTS
-------------------------

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. There are no fees or expenses chargeable to the Fund under the Plans and the Fund's Board of Directors has adopted the Plans in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. If a payment of advisory fees by the Fund to the Advisor should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments are authorized by the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Fund is required to pay to the Advisor for any fiscal year under the Advisory Agreement in effect for the year.

FINANCIAL HIGHLIGHTS
================================================================================

At this time, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio have not been activated by the Advisor.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:
The Fund's semi-annual and audited annual reports to shareholders contain detailed information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. These funds have not commenced operations so that such reports are not yet available.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.



--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND SAI, PROSPECTUSES OF OTHER FUNDS IN THE GABELLI FAMILY, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING:
                           THE TREASURER'S FUND, INC.
                              ONE CORPORATE CENTER
                                  RYE, NY 10580
                            TELEPHONE: 1-800-TSR-FUND
                                 www.gabelli.com
--------------------------------------------------------------------------------



You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

          - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling
               1-800-SEC-0330.

          -    Free from the Commission's Website at http://www.sec.gov.










(Investment Company Act file no. 811-5347)


================================================================================

                                     PART B
                                     ------

                           THE TREASURER'S FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1999


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Treasurer's Fund, Inc. dated March 1, 1999, as it may be amended from time to time, a copy of which may be obtained without charge by writing to Gabelli Fixed Income Distributors, Inc., One Corporate Center, Rye, New York 10580-1434. This Statement of Additional Information is incorporated by reference into the Prospectus in its entirety.

                                TABLE OF CONTENTS

                                                                                           Page


     THE PORTFOLIOS AND THEIR OBJECTIVES ...............................................      1

     Investments and Investment Techniques Common to Two or More Portfolios ............      1
              Change in Ratings.........................................................      1
              Eligible Securities.......................................................      2
              Management Strategies.....................................................      3
              Municipal Obligations.....................................................      3
              Amortized Cost Valuation of Portfolio Securities..........................      4
              Variable Rate Demand Instruments..........................................      5
              When-Issued Securities....................................................      6
              Stand-by Commitments......................................................      6
              Repurchase Agreements.....................................................      7
              Reverse Repurchase Agreements.............................................      8
              Participation Interests...................................................      8
              Bank Obligations, Certificates of Deposit and Bankers' Acceptances........      9
              United States Government Obligations......................................      9
              Mortgage-Backed Securities................................................     10
              Foreign Securities........................................................     11
              Privately Placed Securities...............................................     11
              Hedging Instruments.......................................................     12
              Loan of Portfolio Securities..............................................     13
              Puts for the Tax Exempt Portfolios........................................     13

     INVESTMENT RESTRICTIONS ...........................................................     13

     MANAGEMENT OF THE FUND ............................................................     15
         Directors and Officers ........................................................     15
         Investment Advisor ............................................................     18
              Fees .....................................................................     18
         Administrator..................................................................     18

     CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT.......................................     20

     TAXES .............................................................................     20

     PURCHASE, REDEMPTION AND EXCHANGE .................................................     24

     DIVIDENDS AND DISTRIBUTIONS .......................................................     24

     NET ASSET VALUE ...................................................................     24

     COMPUTATION OF YIELD ..............................................................     25
         Tax Equivalent Yield ..........................................................     26
         Computation of Total Return ...................................................     26

     DESCRIPTION OF COMMON STOCK .......................................................     27

     DISTRIBUTION PLANS ................................................................     28



     BROKERAGE AND PORTFOLIO TURNOVER ..................................................     29
         Brokerage .....................................................................     29
         Portfolio Turnover ............................................................     29

     COUNSEL AND INDEPENDENT AUDITORS ..................................................     30

     RATINGS OF MUNICIPAL AND CORPORATE OBLIGATIONS ....................................     31
         Municipal & Corporate Bond Ratings.............................................     31
              Description of Moody's Investors Service, Inc.'s municipal and
              corporate bond ratings....................................................     31
              Description of Standard & Poor's Corporation's municipal and
              corporate bond ratings....................................................     32
         Unrated Bonds .................................................................     32
         Commercial Paper Ratings ......................................................     32
              Description of Standard & Poor's Corporation's
              two highest commercial paper ratings......................................     32
              Description of Moody's Investors Service, Inc.'s
              two highest commercial paper ratings......................................     32
         Money Market Fund Ratings......................................................     33
              Description of Standard & Poor's Corporation's
              two highest money market fund ratings.....................................     33
              Description of Moody's Investors Service, Inc.'s
              two highest money market fund ratings.....................................     33

     FINANCIAL STATEMENTS...............................................................     34


                           THE TREASURER'S FUND, INC.

                       THE PORTFOLIOS AND THEIR OBJECTIVES


                 (SEE THE FUND'S PROSPECTUS DATED MARCH 1, 1999)


     The Treasurer's Fund, Inc. (the "Fund") is a diversified, no-load, fixed income mutual fund consisting of six portfolios (the "Portfolios") designed to meet the short and intermediate term investment needs of individuals, corporations and institutional cash managers. At this time, only the U.S. Treasury Money Market Portfolio, the Domestic Prime Money Market Portfolio, and the Tax Exempt Money Market Portfolio have been activated by the Advisor. There are no sales loads or exchange or redemption fees associated with the Fund. The investment objectives stated in the Prospectus for each Portfolio are fundamental and may be changed only with the approval of a majority of outstanding shares of that Portfolio.


     The investment objectives and policies of the Portfolios are sought through the following additional strategies employed in the management of the Portfolios which are described under "Investments and Investment Techniques Common to Two or More Portfolios":

--------------------------------------------------------------------------------------------------------------------
                                                 U.S.       DOMESTIC               TAX                    TAX
                                               TREASURY      PRIME      GLOBAL    EXEMPT                 EXEMPT
                                                MONEY        MONEY      MONEY     MONEY       LIMITED    LIMITED
                                                MARKET      MARKET     MARKET     MARKET        TERM       TERM
                                               PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO  PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Change in Ratings                                  X           X           X          X           X          X
--------------------------------------------------------------------------------------------------------------------
Eligible Securities                                            X           X          X
--------------------------------------------------------------------------------------------------------------------
Management Strategies                                                                             X          X
--------------------------------------------------------------------------------------------------------------------
Municipal Obligations                                                                 X                      X
--------------------------------------------------------------------------------------------------------------------
Amortized Cost Valuation of Portfolio              X           X           X          X
Securities
--------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Instruments                               X           X          X           X          X
--------------------------------------------------------------------------------------------------------------------
When-Issued Securities                             X           X           X          X           X          X
--------------------------------------------------------------------------------------------------------------------
Stand-By Commitments                                                                  X                      X
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                              X           X           X          X           X          X
--------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                      X           X           X          X           X          X
--------------------------------------------------------------------------------------------------------------------
Participation Interests                                        X           X          X           X          X
--------------------------------------------------------------------------------------------------------------------
Bank Obligations, Certificates of Deposit                      X           X          X           X          X
and Bankers' Acceptances
--------------------------------------------------------------------------------------------------------------------
United States Government Obligations                           X           X                      X
--------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                     X           X          X           X          X
--------------------------------------------------------------------------------------------------------------------
Foreign Securities                                                         X                      X
--------------------------------------------------------------------------------------------------------------------
Privately Placed Securities                                    X           X          X           X          X
--------------------------------------------------------------------------------------------------------------------
Hedging Instruments                                                                               X          X
--------------------------------------------------------------------------------------------------------------------
Loan of Portfolio Securities                       X           X           X          X           X          X
--------------------------------------------------------------------------------------------------------------------
Puts for the Tax Exempt Portfolios                                                    X                      X
--------------------------------------------------------------------------------------------------------------------



INVESTMENTS AND INVESTMENT TECHNIQUES
COMMON TO TWO OR MORE PORTFOLIOS

     Change in Ratings. Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchases by that Portfolio. With regard to the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio, neither event requires the elimination of such securities from these Portfolios, but the Advisor will consider such an event to be relevant in its determination of whether these Portfolios should continue to hold such securities. To the extent that the ratings accorded by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") for securities may change as a result of changes in these ratings systems, the Advisor will attempt to use comparable ratings as standards for its investment in debt securities in accordance with the investment policies contained therein. However, if these Portfolios hold any variable rate demand instruments with stated maturities in excess of one year, such instruments must maintain their high quality rating or must be sold from these Portfolios. See "Variable Rate Demand Instruments" below. With regard to the U.S. Treasury Money Market Portfolio, the Domestic Prime Money Market Portfolio, the Global Money Market Portfolio and the Tax Exempt Money Market Portfolio, the Board of Directors of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause these Portfolios to take such action as the Board of Directors determines is in the best interest of these Portfolios and their shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Advisor becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Advisor's actions.

     In addition, in the event that a security (1) is in default, (2) ceases to be an Eligible Security under Rule 2a-7, or (3) is determined to no longer present minimal credit risks or an event of insolvency occurs with respect to the issuer of a Portfolio security or the provider of any demand feature or guarantee, these Portfolios will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interests of these Portfolios. In the event that the security is disposed of, it shall be disposed of as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of a Portfolio's total assets, that Portfolio shall promptly notify the Securities and Exchange Commission of such fact and of the actions that such Portfolio intends to take in response to the situation.


     Eligible Securities. The Domestic Prime Money Market Portfolio, the Global Money Market Portfolio and the Tax-Exempt Money Market Portfolio may only purchase dollar-denominated securities that have been determined by the Fund's Board of Directors to present minimal credit risks. Securities purchased for the Domestic and Global Money Market Portfolios must also have been First Tier Eligible Securities at the time of acquisition. Securities purchased for the Tax-Exempt Money Market Portfolio must also have been Eligible Securities at the time of acquisition. The term Eligible Securities means: (i) securities which have or are deemed to have remaining maturities of 397 days or less and rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the Municipal Obligations (collectively, the "Requisite NRSROs"); or (ii) unrated securities determined by the Fund's Board of Directors to be of comparable quality. First Tier Eligible Securities are Eligible Securities which are rated in the highest category by NRSROs or are determined to be of comparable quality to the highest rated securities.

     In addition, securities which have or are deemed to have remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e. with maturities greater than 366 days) are deemed unrated and may be purchased if such had received a long-term rating from the Requisite NRSROs in one of the three highest rating categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Rating Services, a division of The McGraw-Hill Companies ("S&P") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's or "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments.

     Subsequent to its purchase by the Portfolio, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. If this occurs, the Board of Directors of the Fund shall promptly reassess whether the security presents minimal credit risks and shall cause the Portfolio to take such action as the Board of Directors determines is in the best interest of the Portfolio and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Advisor becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Advisor's actions. In addition, in the event that a security (i) is in default, (ii) ceases to be an Eligible Security under Rule 2a-7 of the 1940 Act or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issues of a portfolio security or the provider of any Demand Feature or Guarantee, the

Portfolio will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interests of the Portfolio. Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Portfolio's total assets, the Portfolio shall promptly notify the SEC of such fact and of the actions that the Portfolio intends to take in response to the situation.


     Management Strategies. In pursuit of their investment objectives the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio seek to increase returns by actively managing securities in the short term and intermediate term ranges. However, the Portfolios seek to minimize market risk by employing a "laddered" portfolio approach as opposed to a market timing approach. In addition, the Portfolios seek investments in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. Assuming a positively sloping yield curve, a portfolio designed with a series of periodic maturities can produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities.

     Municipal Obligations. (1) Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities.

     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units. The principal of, and interest on, revenue bonds are payable from the income of specific projects or authorizations and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

     In addition, certain kinds of "private activity bonds" are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities (referred to as "industrial revenue bonds" or "IRBs"). Interest on the IRBs is generally exempt, with certain exceptions, from federal income tax pursuant to Section 103(a) of the Internal Revenue Code, provided the issuer and corporate obligor thereof continue to meet certain conditions. (See "Taxes".) IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. If there is not an established secondary market for the IRBs, the IRBs will be supported by letters of credit, guarantees, insurance or other credit facilities that meet the high quality criteria of the Portfolios stated in the Prospectus and provide a demand feature which may be exercised by the Portfolios to provide liquidity. In accordance with investment restriction 12 (see "Investment Restrictions" section), the Portfolios are permitted to invest up to 10% of the net assets in high quality, short-term Municipal Obligations (including IRBs) that may not be readily marketable or have a liquidity feature.

     (2) The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and grant anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

     (3) Issues of Municipal Commercial Paper typically represent very short term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

     (4) Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Board of Directors may adopt guidelines and delegate to the Advisor the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Advisor may consider such factors as the frequency of trades for the obligation, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such leases will be subject to the 10% limitation on investments in illiquid securities. The Board of Directors is also responsible for determining the credit quality of municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

     The Fund expects that, on behalf of the Tax Exempt Money Market Portfolio and the Tax Exempt Limited Term Portfolio, it will not invest more than 25% of each Portfolio's total assets in municipal obligations whose issuers are located in the same state or more than 25% of each Portfolio's total assets in municipal obligations the security of which is derived from any one category. There could be economic, business or political developments which might affect all municipal obligations of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations rather than factors affecting all, or broad classes of, municipal obligations.

     Amortized Cost Valuation of Portfolio Securities. Pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "Rule"), each of the U.S. Treasury Money Market Portfolio, the Domestic Prime Money Market Portfolio, the Global Money Market Portfolio and the Tax Exempt Money Market Portfolio (the "Money Market Portfolios") uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Money Market Portfolios' per share net asset value at $1.00. The amortized cost method involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Consistent with the provisions of the Rule, the Money Market Portfolios maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having effective maturities of 397 days or less, and invest only in securities determined by or under the direction of the Board of Directors to be of high quality with minimal credit risks.

     The Board of Directors has also established procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolios' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Money Market Portfolios' investments by the Board of Directors at such intervals as they deem appropriate to determine whether each Portfolio's net asset value calculated by using available market quotations or market equivalents (i.e., determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review may be obtained from an independent pricing service approved by the Board of Directors.

     The extent of deviation between any Money Market Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, will be periodically examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. Each Money Market Portfolio may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on the Money Market Portfolios' shares.

     Variable Rate Demand Instruments. The Domestic Prime Money Market Portfolio, Global Money Market Portfolio, Tax Exempt Money Market Portfolio, Limited Term Portfolio and Tax Exempt Limited Term Portfolio may purchase variable rate demand instruments.

     Variable rate demand instruments that the Portfolios will purchase are tax exempt Municipal Obligations or taxable (variable amount master demand notes) debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

     The variable rate demand instruments in which the Portfolios may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Directors to minimize credit risks. A Portfolio utilizing the amortized cost method of valuation may only purchase variable rate demand instruments if (i) the instrument is subject to an unconditional demand feature, exercisable by the Portfolio in the event of default in the payment of principal or interest on the underlying securities, and such unconditional demand feature qualifies as an Eligible Security. If an instrument is ever deemed to be of less than high quality, the Portfolio either will sell it in the market or exercise the demand feature.

     The variable rate demand instruments that the Portfolios may invest in include participation certificates purchased by the Portfolios from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt Municipal Obligations (expected to be concentrated in IRBs) or taxable debt obligations (variable amount master demand notes) owned by such institutions or affiliated organizations. A participation certificate gives the Portfolios an undivided interest in the obligation in the proportion that the Portfolio's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Portfolio's high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Board of Directors of the Fund has determined meets the prescribed quality standards for the Portfolio. However, immediately after the acquisition of any securities subject to a demand feature of guarantee (as such terms are defined in the Rule), with respect to 75% of the total assets of each of the Money Market Portfolios, not more than 10% of such assets may be invested in securities that are subject to a guarantee or demand feature from the same institution. Each of the Money Market Portfolios, however, may only invest more than 10% of its assets in securities subject to a guarantee or demand feature issued by a non-controlled person (as such term is defined in the Rule). The Portfolios have the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days' notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Portfolio's participation interest in the security, plus accrued interest. The Portfolios intend to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to make redemptions of the Portfolio shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Portfolio. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, the Portfolios will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Portfolios retain the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Portfolio subject to the expense limitation on investment company expenses prescribed by any state in which the Portfolio's shares are qualified for sale. The Advisor has been instructed by the Fund's Board of Directors to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Portfolio, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. Although these instruments may be sold by the Portfolio, the Portfolio intends to hold them until maturity, except under the circumstances stated above (see "Taxes").

     While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Portfolios may contain variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Additionally, the Portfolios may contain variable rate demand participation certificates in fixed rate Municipal Obligations and taxable debt obligations. The fixed rate of interest on these obligations will be a ceiling on the variable rate of the participation certificate. In the event that interest rates increased so that the variable rate exceeded the fixed rate on the obligations, the obligations could no longer be valued at par and this may cause the Portfolios to take corrective action, including the elimination of the instruments. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate", or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities.1 Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

     For purposes of determining whether a variable rate demand instrument held by a Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Portfolios' dollar-weighted average portfolio maturity. If a variable rate demand instrument ceases to meet the investment criteria of the Portfolio, it will be sold in the market or through exercise of the repurchase demand.

     When-Issued Securities. All Portfolios may purchase debt obligations offered on a "when-issued" or "delayed delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase of debt obligations; during the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Portfolio are not invested prior to the settlement of a purchase of securities, that Portfolio will earn no income; however, it is intended that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that each Portfolio will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a debt obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that the net asset value or income of the Portfolios' securities portfolios will be adversely affected by their purchase of debt obligations on a when-issued basis. Each Portfolio will establish a segregated account in which it will maintain cash and liquid high grade debt securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

     Stand-by Commitments. When the Portfolios purchase Municipal Obligations they may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Obligations. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price with same day settlement. A stand-by commitment is the equivalent of a "put" option acquired by the Portfolio with respect to a particular Municipal Obligation held in its portfolio.

     The amount payable to the Portfolio upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest that the Portfolio paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security plus
(2) all interest accrued on the security since the last interest payment


--------------------------

1 The "prime rate" is generally the rate charged by a bank to its most creditworthy customers for short term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.

date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation.

     The Portfolio's right to exercise a stand-by commitment would be unconditional and unqualified. A stand-by commitment would not be transferable by the Portfolio, although it could sell the underlying Municipal Obligation to a third party at any time.

     The Advisor expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolio may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio would not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment was acquired.

     The Portfolio would enter into stand-by commitments only with banks and other financial institutions that, in the Advisor's opinion, present minimal credit risks and where the issuer of the Municipal Obligation meets the investment criteria of the Portfolio. The Portfolio's reliance upon the credit of these banks and broker-dealers would be supported by the value of the underlying Municipal Obligations held by the Portfolio that were subject to the commitment.

     The Portfolio intends to acquire stand-by commitments solely to facilitate Portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Portfolio to be fully invested in securities the interest on which is exempt from federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment.

     The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Obligations which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Portfolios would be valued at zero in determining net asset value. In those cases in which the Portfolio paid directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment is held by the Portfolio. Stand-by commitments would not affect the dollar weighted average maturity of the Portfolio. The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.

     The stand-by commitments that the Portfolios may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Portfolios, and that the maturity of the underlying security will generally be different from that of the commitment.

     In addition, the Portfolio may apply to the Internal Revenue Service for a ruling, or seek from its counsel an opinion, that interest on Municipal Obligations subject to stand-by commitments will be exempt from federal income taxation (see "Taxes"). In the absence of a favorable tax ruling or opinion of counsel, the Portfolios will not engage in the purchase of securities subject to stand-by commitments.


     Repurchase Agreements. When a Portfolio purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price. A Portfolio may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Portfolio's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. Repurchase agreements that do not mature within seven days of purchase will be deemed illiquid and will be subject to the 10% limitation. Each Portfolio may engage in a repurchase agreement with respect to any security in which that Portfolio is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Portfolio's investment criteria for Portfolio securities and will be held by the Portfolio's Custodian or in the Federal Reserve Book Entry System.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Portfolio to the seller subject to the repurchase agreement and is therefore subject to that Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by that Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and a Portfolio has not perfected a security interest in the security, that Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Portfolio may incur a loss if the proceeds to that Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price and date. Each Portfolio is permitted to enter into reverse repurchase agreements for liquidity purposes or when it is able to purchase other securities which will produce more income than the cost of the agreement. Each Portfolio may enter into reverse repurchase agreements only with those member banks of the Federal Reserve System and broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found satisfactory by the Fund's Board of Directors. When engaging in reverse repurchase transactions, the Portfolios will maintain, in a segregated account with its Custodian, securities equal in value to those subject to the agreement. These agreements are considered to be borrowings and therefore are included in the asset restriction contained under "Investment Restrictions" relating to borrowings.

     The Portfolio could experience delays in recovering securities in the event of the bankruptcy of the other party to a reverse repurchase agreement and could experience a loss to the extent that the value of the securities may have decreased in the meantime.


     Participation Interests. The Domestic Prime Money Market Portfolio, Global Money Market Portfolio, Tax Exempt Money Market Portfolio, Limited Term Portfolio and the Tax Exempt Limited Term Portfolio may purchase from banks participation interests in all or part of specific holdings of Municipal or other debt obligations (including corporate loans). Where the institution issuing the participation does not meet the Portfolio's quality standards, the participation may be backed by an irrevocable letter of credit or guarantee that the Board of Directors has determined meets the prescribed quality standards of each Portfolio. Thus, even if the credit of the selling bank does not meet the quality standards of a Portfolio, the credit of the entity issuing the credit enhancement will. Each Portfolio will have the right to sell the participation interest back to the bank for the full principal amount of the Portfolio's interest in the Municipal or debt obligation plus accrued interest, but only (1) as required to provide liquidity to that Portfolio, (2) to maintain the quality standards of each Portfolio's investment portfolio or (3) upon a default under the terms of the debt obligation. The selling bank may receive a fee from a Portfolio in connection with the arrangement. The terms of certain of the participations in corporate loans in which a Portfolio may invest may not enable the Portfolio to sell such instrument to the bank, and the secondary markets, if any, for such instruments are extremely limited. When purchasing bank participation interests, the Portfolio will treat both the bank and the underlying borrower as the issuer of the instrument for the purpose of complying with the diversification requirement of investment restriction number 3 discussed below.

     Bank Obligations, Certificates of Deposit and Bankers' Acceptances. All the Portfolios, except the U.S. Treasury Money Market Portfolio, may purchase certificates of deposit, bankers' acceptances and other obligations issued or guaranteed by the 50 largest banks in the United States. For this purpose banks are ranked by total deposits as shown by their most recent annual financial statements. The "other obligations" in which the Portfolio may invest include instruments (such as bankers' acceptances, commercial paper and certificates of deposit) issued by U.S. subsidiaries of the 50 largest banks in the U.S. where the instruments are guaranteed as to principal and interest by such banks. In addition, the Global Money Market Portfolio and the Limited Term Portfolio may also purchase certificates of deposit, bankers' acceptances and other obligations (or instruments secured by such obligations) of (i) domestic banks subject to regulation by the U.S. Government or its agencies (such as the Federal Reserve Board, the Comptroller of the Currency, or the FDIC) and having total assets of over $1 billion unless their obligations are guaranteed by their parent bank, which has assets of over $5 billion; (ii) foreign branches of these banks ("Euros"); (iii) United States branches of foreign banks of equivalent size ("Yankees"); and (iv) foreign banks. The Portfolio limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion of assets, are among the 75 largest in the world, and have branches or agencies in the U.S. See "Foreign Securities" herein for further discussion of the risks inherent in such investments. At the time the Portfolio invests in any certificate of deposit, bankers' acceptance or other bank obligation, the issuer or its parent must have its debt rated within the quality standards of the Portfolio or if unrated be of comparable quality as determined by the Fund's Board of Directors.


     United States Government Obligations. The Domestic Prime Money Market Portfolio, the Global Money Market Portfolio and the Limited Term Portfolio may purchase any obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Securities issued or guaranteed as to principal and interest by the United States Government or by agencies or instrumentalities thereof include obligations of several different kinds. Such securities in general include a variety of United States Treasury obligations, consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by United States Government agencies and instrumentalities which are supported by (a) the full faith and credit of the United States Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the United States Treasury (such as securities of the Student Loan Marketing Association), (c) the authority of the United States Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the United States Government will provide financial support to United States Government agencies or instrumentalities as described in clauses (b), (c) or (d) above in the future, other than as set forth above, since it is not obligated to do so by law. Certain instruments issued or guaranteed by the United States Government or agencies thereof which have a variable rate of interest readjusted no less frequently than annually are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     Securities issued or guaranteed as to principal and interest by the United States Government may be acquired by the Domestic Prime Money Market Portfolio, the Global Money Market Portfolio and the Limited Term Portfolio in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGR"s) and "Certificates of Accrual on Treasury Securities" ("CATS"). These Portfolios may also invest in separately traded principal and interest components of securities issued or guaranteed by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These Portfolios may also invest in stripped mortgage-backed securities that represent beneficial ownership interests in either principal or interest distributions on certain mortgage pass-through certificates which are guaranteed by the Federal National Mortgage Association. Such certificates are held by a trust which sells such securities through the Federal Reserve.

     Securities guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities are deemed to include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the United States Government, its agencies or instrumentalities.

     Mortgage-Backed Securities. Certain of the Portfolios may purchase securities issued or guaranteed by federal agencies or U.S. Government sponsored corporations. Such securities include those issued and guaranteed by the Government National Mortgage Association (GNMA, or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

     GNMA Mortgage-Backed Securities are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration (FHA) or guaranteed by the Veterans Administration (VA). A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA (a U.S. Government corporation within the U.S. Department of Housing and Urban Development) the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

     As mortgage-backed securities, GNMAs differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. GNMAs are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security (in this case, the Portfolio).

     The payment of principal of the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may involve capital losses if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. A Portfolio, when such prepayments are passed through to it, may be able to reinvest them only at a lower rate of interest. The Advisor, in determining the attractiveness of GNMAs relative to alternative fixed income securities, and in choosing specific GNMA issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from these assumptions, resulting in a higher or lower investment return than anticipated.

     FNMA is a U.S. Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/services, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage banks. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.
Government.

     FHLMC is a corporate instrumentality of the U.S. Government, created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Federal Home Loan Mortgage Corporation Participation Certificates ("PCs") which represent interests in mortgages from FHLMC's mortgage portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

     FHLMC PCs differ from FNMA pass-throughs in that the mortgages underlying PCs are mostly conventional mortgages rather than FHA insured or VA guaranteed mortgages, although FHLMC has occasionally purchased FHA or VA loans. However, in several other respects (such as the monthly pass-through of interest and principal and the unpredictability of future prepayment experience) PCs are similar to FNMAs.

     The Portfolios, except the U.S. Treasury Money Market Portfolio, may also invest in Collateralized Mortgage Obligations ("CMOs"), a type of mortgage-backed security. CMOs are debt securities collateralized by mortgage-backed certificates issued by federal agencies or U.S. Government sponsored corporations such as GNMA, FNMA and FHLMC. The payment of CMOs depends upon the cash flow from the pool of mortgages represented by the mortgage-backed certificates.

     CMOs are divided into multiple classes. Generally, the interest on the classes is distributed currently to the holders of each class. However, principal is not paid in this manner. Instead, holders of the first class receive all payments of principal until their bond is fully paid. Thereafter, principal is paid on each succeeding class with the earliest maturing securities retired first.

     One or more classes, usually the last, may be zero-coupon bonds ("Z bonds"). The cash flow that would otherwise be used to pay interest on this class is used instead to pay principal on the earlier maturing classes. After all prior classes are retired, the Z bond pays interest and principal until final maturity. Interest accrued but not paid on the Z bond is added to the principal of the Z bond and thereafter accrues interest.

     Any guarantee or insurance on a mortgage-backed certificate does not extend to a Portfolio's investments in CMOs. There is a possibility of limited liquidity as there is no assurance that a secondary market will develop for CMOs or, if such market does develop, that it will provide a Portfolio with liquidity or remain for the term of the investment. If an event of default occurs with respect to the CMOs purchased by a Portfolio, there can be no assurance that the collateral pledged as security therefor will be sufficient to pay the principal and interest due on such bonds. The payment of principal of the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may involve capital losses if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. The Advisor, in determining the attractiveness of CMO's relative to alternative fixed income securities, and in choosing specific CMO issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from these assumptions, resulting in a higher or lower investment return than anticipated.

     Foreign Securities. The Global Money Market Portfolio and the Limited Term Portfolio may invest in certain foreign securities. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Foreign securities markets have substantially less volume than national securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

     Privately Placed Securities. All the Portfolios, except the U.S. Treasury Money Market Portfolio, may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to securities subject to Rule 144A of the Securities Act of 1933 which are discussed below, these securities are typically not readily marketable, and therefore are considered illiquid securities. The price these Portfolios pay for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities by these Portfolios will reflect any limitations on their liquidity. As a matter of policy, none of the Portfolios will invest more than 10% of the market value of the net assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments.

     The Portfolios may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. These Portfolios may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, each Portfolio will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no ready market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Directors continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Directors may adopt guidelines and delegate to the Investment Advisor the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations.

     Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Directors will carefully monitor the Portfolios investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

     Hedging Instruments. Hedging is a means of transferring risk which an investor does not desire to assume during an uncertain market environment. The Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are permitted to enter into transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions. The transactions must be appropriate for the reduction of risk; they cannot be for speculation. The Limited Term Portfolio and the Tax Exempt Limited Term Portfolio may (a) sell futures contracts on non-municipal and municipal debt securities and indexes of non-municipal and municipal debt securities, respectively, and (b) purchase or write (sell) options on these futures, on non-municipal and municipal debt securities and on indexes of non-municipal and municipal debt securities traded on registered securities exchanges and contract markets, respectively.

     Financial futures contracts obligate the seller to deliver a specific type of security, at a specified time for a specified price. The contracts may be satisfied by actual delivery of the securities or by an offsetting transaction. There are risks associated with the use of futures contracts for hedging purposes. In certain market conditions, as with rising interest rates, futures contracts may not completely offset a decline in value of portfolio securities. It may not always be possible to execute a buy or sell order at the desired price or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Changes in market interest rates may differ substantially from those anticipated when hedge positions were established. If a Portfolio has hedged against rising interest rates and they decline, the value of the Portfolio will increase, but at least part of the benefit of the increase will be lost because of losses in the Portfolio's futures positions. The Portfolio may have to sell securities to meet daily maintenance margin requirements. The risk of loss to the Portfolio is theoretically unlimited when the Portfolio sells a futures contract because the Portfolio is obligated to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

     The Portfolios may also purchase put options or write (sell) call options on non-municipal debt securities. In the event that options on municipal debt securities became available, the Tax Exempt Limited Term Portfolio would consider purchasing or selling these options. The Portfolios may purchase call options and write (sell) put options on debt securities to close out open positions, purchase put options to protect its holding from a decline in market value, and write call options. The Portfolios may also purchase put options and write call options on futures contracts which are traded on a United States exchange or board of trade and enter into closing transactions with respect to these options. The Portfolios may use options on futures contracts under the same conditions it uses put and call options on debt securities. The effect of a futures contract may also be created by simultaneous purchase of a put and sale of a call option on the same security. When the Portfolio purchases a put option or call option, the maximum risk of loss to the Portfolio is the price of the option purchased. The use of options as a hedge rather than financial futures contracts may result in partial hedges because of the limits inherent in the exercise prices. The Portfolio will not invest more than 5% of its net assets in premiums on put options.

     The Tax Exempt Limited Term Portfolio may also utilize futures contracts on municipal bond indexes or related put and call options on these index contracts. The Portfolio's strategies in employing these contracts would be similar to the strategies applicable to futures and options contracts generally. The Portfolio may also buy put options and sell call options on municipal bond index futures or on municipal bond indexes.

     The hedging activities of the Portfolios are subject to several additional restrictions. A Portfolio may not enter into futures contracts or related options if immediately thereafter the sum of the amount of initial and variation margin deposits on outstanding futures contracts and premiums paid for related options would exceed 20% of the market value of its total assets. In addition, it may not enter into futures contracts or purchase or sell related options (other than offsetting existing positions) if immediately thereafter the sum of the amount of initial margin deposits on outstanding futures contracts and premiums paid for related options would exceed 5% of the market value of its total assets. A Portfolio's ability to engage in hedging activities is also restricted by the requirements to "cover" any sale of a futures contract with securities held in the Portfolio and to establish and maintain segregated accounts (which may be invested only in liquid assets such as cash, U.S. government securities and other high grade debt obligations) equal to the amount of any futures contract purchased by the Portfolio. A segregated account freezes those assets of the Portfolio and renders them unavailable for sale or other disposition. These requirements may thus reduce the Portfolio's flexibility in making investment decisions with respect to such assets. The Portfolios' ability to engage in hedging activities may be further limited by certain income tax considerations. See "Taxes".

     To the extent the Portfolios use hedging instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Portfolio may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in the Portfolio, the Advisor will attempt to create a very closely correlated hedge. Hedging activities based on non-municipal debt securities or indexes may not correlate as closely to the Portfolios as hedging activities based on municipal debt securities or indexes. Less closely correlated hedges are likely to occur if a Portfolio hedges municipal securities with a futures contract on United States government obligations, other non-municipal securities or an index that does not include municipal securities. This type of hedging activity may be useful to a Portfolio, especially where closely correlated hedging activities based on municipal securities or indexes are not available.

     Brokerage commissions on financial futures and options transactions and premium costs for purchasing options may tend to reduce a Portfolio's yield.

     Loan of Portfolio Securities. Each Portfolio may from time to time lend securities on a short term basis to banks, brokers and dealers and receive as collateral cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or irrevocable bank letters of credit (or any combination thereof), which collateral will be marked to market daily and will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Such loans are not made with respect to any Portfolio if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Portfolio's total assets. Securities lending will afford a Portfolio the opportunity to earn additional income because the Portfolio will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. A Portfolio will have the right to retain record ownership of loaned securities in order to exercise beneficial rights. A Portfolio may pay reasonable fees in connection with arranging such loans. The Portfolio will not lend its securities to any officer, partner, Director, employee, or affiliate of the Fund, or the Advisor.

     Puts for the Tax Exempt Portfolios. The Tax Exempt Money Market Portfolio and the Tax Exempt Limited Term Portfolio may purchase municipal bonds or notes with the right to resell them at an agreed price or yield within a specified period prior to maturity to facilitate portfolio liquidity. This right to resell is known as a put. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of these Portfolios and subject to the supervision of the Directors, the purpose of this practice is to permit the Portfolios to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, to purchase at a later date securities other than those subject to the put and in the case of the Tax Exempt Limited Term Portfolio, to facilitate the Advisor's ability to manage the portfolio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts. See "Investment Restrictions" and "Taxes" herein.

     The amortized cost method is used by the Domestic Prime Money Market Portfolio, the Global Money Market Portfolio and the Tax Exempt Money Market Portfolio to value any municipal securities; no value is assigned to any puts on such municipal securities. This method is also used by the Tax Exempt Limited Term Portfolio to value certain high quality municipal securities which meet the requirements specified for use of the amortized cost method; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.


                             INVESTMENT RESTRICTIONS

     Unless specified to the contrary, the following restrictions may not be changed as to a Portfolio without the approval of a majority of the outstanding voting securities of that Portfolio which, under the Investment Company Act of 1940 and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1)

67% of the shares of a Portfolio present at a meeting if the holders of more than 50% of the outstanding shares of that Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Portfolio.2

     The Fund may not, on behalf of a Portfolio:

     (1) with regard to the Domestic Prime Money Market Portfolio and the Global Money Market Portfolio, invest more than 5% of their total assets in securities of any one issuer, except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; however, the Portfolios may invest more than 5% of their total assets in the First Tier Securities of a single issuer for a period of up to three business days;

     (2) purchase securities (including warrants) other than those described in the Prospectus as fundamental;

     (3) except for the Domestic Prime Money Market Portfolio which is subject to Investment Restriction (1) above, with respect to 75% of the Portfolio's total assets, invest more than 5% of the value of the total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

     (4) purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio or if such securities were purchased for the purpose of exercising control;

     (5) borrow money, except (a) from banks for extraordinary or emergency purposes (not for leveraging or investment) or (b) by engaging in reverse repurchase agreements, provided that (a) and (b) in the aggregate do not exceed an amount equal to one-third of the value of the total assets of that Portfolio less its liabilities (not including the amount borrowed) at the time of borrowing, and further provided that 300% asset coverage is maintained at all times;

     (6) purchase securities while borrowings (excluding reverse repurchase agreements entered into for other than extraordinary or emergency purposes) exceed 5% of the Portfolio's total assets;

     (7) mortgage, pledge, or hypothecate any assets except that a Portfolio may pledge not more than one-third of its total assets to secure borrowings made in accordance with Investment Restriction (5) above. However, although not a fundamental policy of the Fund, as a matter of operating policy in order to comply with certain state statutes, no Portfolio will pledge its assets in excess of an amount equal to 10% of net assets;

     (8) act as underwriter of securities issued by others, except to the extent that the purchase of securities in accordance with the Portfolio's investment objectives and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

     (9) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with the Portfolio's investment objectives and policies and the entry into repurchase agreements may be deemed to be loans;

     (10) issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to Investment Restriction (5) and except for shares of the various series which may be established by the Board of Directors;

     (11) purchase and sell real estate or invest in real estate limited partnerships or in limited partnership interests in real estate investment trusts which are not readily marketable (although a Portfolio may invest in securities of companies which deal in real estate and in other permitted investments secured by real estate), commodities, commodities contracts or oil and gas interests;

     (12) invest more than 10% of the market value of the Portfolio's net assets in illiquid investments including repurchase agreements maturing in more than seven days and foreign securities, privately placed securities


----------------------------
2 Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio.

(including short term debt obligations issued pursuant to Section 4(2) of the Securities Act of 1933) and bank participation interests for which a readily available market does not exist;

     (13) sell securities short or purchase securities on margin, or engage in the purchase and sale of a put, call, straddle or spread option or in writing such option except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth herein and except that the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio may purchase hedging instruments as described herein;

     (14) acquire securities of other investment companies;

     (15) lend portfolio securities in an amount exceeding in the aggregate one-third of the market value of the Portfolio's total assets, less liabilities other than obligations created by these transactions;

     (16) invest more than 5% of the value of a Portfolio's total assets in the securities of issuers where the entity providing the revenues from which the issue is to be paid has a record, including predecessors, of fewer than three years of continuous operation, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     The Fund may not, on behalf of the Portfolio or Portfolios specified:

     (17) with respect to the Tax Exempt Money Market Portfolio and the Tax Exempt Limited Term Portfolio, under normal market conditions, purchase securities if such purchase would cause less than 80% of the Portfolio's net assets to be invested in securities the income from which is exempt from regular federal income tax;

     (18) with respect to the U.S. Treasury Money Market Portfolio, the Domestic Prime Money Market Portfolio, Global Money Market Portfolio and Limited Term Portfolio, invest more than 25% of the value of the Portfolio's total assets in securities of companies in the same industry (excluding U.S. Government securities and, as to Domestic Prime Money Market Portfolio and Global Money Market Portfolio only, certificates of deposit and bankers' acceptances of domestic banks); and

     (19) with respect to the Tax Exempt Money Market Portfolio and Tax Exempt Limited Term Portfolio, purchase (i) pollution control and industrial revenue bonds or (ii) securities which are not Municipal Obligations, if in either case the purchase would cause more than 25% of the value of the Portfolio's total assets to be invested in companies in the same industry (for the purposes of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).


                             MANAGEMENT OF THE FUND

                             DIRECTORS AND OFFICERS

     The Directors and Officers of the Fund and their principal occupations during the last five years are set forth below.

NAME, AGE, POSITION(S)                                    PRINCIPAL OCCUPATIONS DURING
WITH FUND AND ADDRESS                                     PAST FIVE YEARS
---------------------                                     -----------------------------

* Thomas E. O'Connor, 55...........................       Consultant to the Advisor since April 1997.
   Director                                               President of Thomas E. O'Connor & Co., Inc.,
   19 Old Kings Highway South                             the general partner of Thomas E. O'Connor &
   Darien, Connecticut 06820-4526                         Co. L.P., which was the general partner of the
                                                          former  Advisor and Gabelli O'Connor Fixed Income
                                                          Management Co. (1985-1997)


--------------------------------

* "Interested person" of the Fund, as defined in the Investment Company Act.

+  Felix J. Christiana, 74.........................       Retired Senior Vice President, Dollar Dry Dock
   Director                                               Savings Bank. Director/Trustee of 8 other
   35 Club Point Drive                                    Gabelli funds.
   White Plains, New York 10604

   Robert C. Kolodny, M.D., 54.....................       Physician, author and lecturer (self-employed)
   Director                                               (1983-present). General Partner of KBS
   885 Oenoke Ridge Road                                  Partnership, KBS II Investment Partnership,
   New Canaan, Connecticut 06840                          KBS III Investment Partnership, KBS IV Limited
                                                          Partnership, KBS New Dimensions, L.P., KBS
                                                          Global Opportunities, L.P. and KBS VII Limited
                                                          Partnership, private investment partnerships
                                                          (1981-present). Medical Director and Chairman of the
                                                          Board of the Behavioral Medicine Institute (1983-
                                                          present).


+ Anthony R. Pustorino, 73.........................       Retired President of (1961- 1989) and consultant
   Director                                               to Pustorino, Puglisi & Co., P.C., certified public
   515 Madison Avenue                                     accountants; Professor, Pace University (1965-
   New York, New York 10022                               present).  Director/Trustee of 8 other Gabelli funds.

   Mary E. Hauck, 56  .............................       Retired Senior Portfolio manager of the Gabelli
   Director                                               O'Connor Fixed Income Mutual Fund
   21 Bishop Park Road                                    Management Company.
   P.O. Box 295
   Pound Ridge, New York 10576

+* Karl Otto Pohl, 66 .............................       Partner of Sal Oppenheim Jr. & Cie. (Private
   Director                                               investment bank); Former President of the
   One Corporate Center                                   Deutsche Bundesbank (Germany's Central
   Rye, New York 10580                                    Bank) and Chairman of its Central Bank Council
                                                          (1980-1991); Currently board member of IBM World
                                                          Trade Europe/Middle East/Africa Corp.; Bertelsmann
                                                          AG; Zurich Versicherungs-Gesellschaft (insurance);
                                                          the International Advisory Board of General Electric
                                                          Company; the International Council for JP Morgan &
                                                          Co.; the Board of Supervisory Directors of ROBECo/o
                                                          Group; and the Supervisory Board of Royal Dutch
                                                          (petroleum company); Advisory Director of Unilever
                                                          N.V. and Unilever Deutschland; German Governor,
                                                          International Monetary Fund (1980-1991); Board
                                                          Member, Bank for International Settlements
                                                          (1980-1991); Chairman, European Economic Community
                                                          Central Bank Governors (1990-1991); Director/Trustee
                                                          of all the Gabelli funds.

+  Anthony J. Colavita, 62.........................       President and Attorney at Law in the law firm of
   Director                                               Anthony J. Colavita, P.C. since 1961; Director/
   575 White Plains Road                                  Trustee of  12 other Gabelli funds.
   Eastchester, New York 10709

-----------------------------------

+ Director, trustee or officer of investment companies advised by Gabelli Funds,
  Inc.
* "Interested person" of the Fund, as defined in the Investment Company Act.

   Richard N. Daniel, 62...........................       Former Chairman and Chief Executive Officer,
   Director                                               Handy and Harman.
   One Corporate Center
   Rye, New York 10580-1434

 + Werner J. Roeder, M.D., 58 .....................       Director of Surgery, Lawrence Hospital
   Director                                               and practicing private physician. Director/
   77 Pondfield Road                                      Trustee of 6 other Gabelli funds.
   Bronxsville, New York 10708

 + Anthonie C. van Ekris, 63........................      Managing Director, Balmac International.
   Director                                               Director of Stahal Hardmayer A.Z. Director/
   One Corporate Center                                   Trustee of 9 other Gabelli funds.
   Rye, New York 10580

 +  Bruce N. Alpert, 46.............................      Vice President, Chief Operating Officer of the
    Vice President                                        advisory division of Gabelli Funds, Inc. since
    One Corporate Center                                  1988 and an officer of all funds advised by
    Rye, New York 10580                                   Gabelli Funds, Inc. and its affiliates.

    Ronald S. Eaker, 38............................       Senior Portfolio Manager of the
    President and Chief Investment  Officer               Advisor and  its predecessor, Gabelli-O'Connor
    One Corporate Center                                  Fixed Income Management Co.
    Rye, New York 10580-1434

    Henley L, Smith,42.............................       Senior Portfolio Manager of the Advisor and its
    Vice President and Investment Officer                 Predecessor.  Prior to joining the Advisor in 1987,
    One Corporate Center                                  he was portfolio manager at Manufacturers Hanover
    Rye, New York 10580-1434                              Investment Corp. where he began in 1984.
                                                          From 1982-1984, he was portfolio manager for
                                                          Manufacturers Hanover Trust Company.

    Judith Raneri,  31..............................      Investment Officer of the Advisor and its
    Secretary, Treasurer and Investment Officer           predecessor since 1989.  Vice President and
    One Corporate Center                                  Portfolio Manager of the Gabelli U.S. Treasury
    Rye, New York 10580                                   Money Market Fund.   Vice President of Gabelli
                                                          Funds Division of  Gabelli Funds, Inc. since April
                                                          1997.




COMPENSATION TABLE

                                      AGGREGATE COMPENSATION             AGGREGATE COMPENSATION
NAME OF PERSON, POSITION                     FROM FUND*                     FROM FUND COMPLEX
-------------------------------       -----------------------             ------------------
Felix J. Christiana, Director                $_____                              $_____
Mary E. Hauck, Director                      $_____                              $_____
Robert C. Kolodny, M.D., Director            $_____                              $_____
Anthony R. Pustorino, Director               $_____                              $_____
Anthony J. Colavita, Director                $_____                              $_____
Richard N. Daniel, Director                  $_____                              $_____
Werner J. Roeder, Director                   $_____                              $_____
Anthony van Ekris, Director                  $_____                              $_____
Karl Otto Pohl, Director                     $_____                              $_____


     There are no pension, retirement or other benefits payable by the Fund to any director or officer of the Fund. The total compensation paid to such persons by the Fund during the fiscal year ending October 31, 1998.


------------------------------------
+ Director, trustee or officer of investment companies advised by Gabelli Funds, Inc.

INVESTMENT ADVISOR


     The investment advisor for the Fund is Gabelli Fixed Income LLC, with offices at One Corporate Center, Rye, New York 10580-1434, a Delaware limited liability company organized in 1997. As of the date of this Statement of Additional Information, the Advisor is an investment manager, administrator or advisor only for the assets of the Fund and separate managed accounts for corporations, institutions, pension trusts, profit sharing trusts and high net worth individuals. Gabelli Fixed Income LLC is a registered investment advisor under the Investment Advisors Act of 1940. Mario J. Gabelli is the Chairman of the Board of Directors of Gabelli Funds, Inc., which is the majority owner of the Advisor. As a result, Mr. Gabelli may be deemed to be a "controlling person" of the Advisor. As of December 31, 1998 the Advisor served as investment advisor for assets aggregating in excess of $_____ billion. The Advisor is an affiliate of Darien Associates which, as of December 31, 1998, served as investment advisor for assets aggregating in excess of $_____ million. The Advisor is also an affiliate of Gabelli Funds, Inc. which, through its affiliates, acts as an investment manager, administrator or advisor for assets aggregating in excess of $_____ billion as of December 31, 1998. Prior to April 14, 1997, Gabelli O'Connor Fixed Income Mutual Funds Management Company served as the Fund's Advisor ("Former Advisor").


     Pursuant to the Advisory Agreements for each of the Portfolios, the Advisor manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general supervision of the Board of Directors of the Fund.

     The Advisor provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors, officers or employees of the Advisor or its affiliates.


The Advisor also provides the Fund with supervisory personnel who will be responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculation, reports to and filings with regulatory authorities, and services relating to such functions. However, the Administrator will provide personnel who will be responsible for performing the operational components of such services. The personnel rendering such supervisory services may be employees of the Advisor, of its affiliates or of other organizations.


     Fees. Set forth below as a percentage of average daily net assets are the advisory fees paid to the Advisor for each Portfolio pursuant to the Advisory
Agreements: the U.S. Treasury Money Market Portfolio, .30%; the Domestic Prime Money Market Portfolio, .30%; the Global Money Market Portfolio, .30%; the Tax Exempt Money Market Portfolio, .30%; the Limited Term Portfolio, .45%; and the Tax Exempt Limited Term Portfolio, .45%. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Fund shares. See "Financial Statements" herein.

                         Advisory Fees Paid by the Fund
                         For the Years Ended October 31
                         ------------------------------
                                           1998         1997          1996

                                           ----         ----          ----
 Domestic Prime Money Market Portfolio               $827,784       $657,103
 Tax Exempt Money Market Portfolio                    541,424        455,634
 U.S. Treasury Money Market Portfolio                 311,763        263,957


     None of these amounts, for the fiscal years ended October 31, 1996, 1997 and 1998, were voluntarily and irrevocably waived by the Advisor for any of these Portfolios. As of the date hereof, the other three Portfolios have not been activated by the Advisor. The Advisor may irrevocably waive its rights to any portion of the advisory fees and may use any portion of the advisory fees for purposes of shareholder and administrative services and distribution of the Fund's shares pursuant to the Fund's Distribution and Service Plans.



ADMINISTRATOR AND SUB-ADMINISTRATOR
     Administrator. The Administrator for the Fund is Gabelli Funds, Inc. (the "Administrator"). Pursuant to the Administration Agreement for each of the Portfolios, the Administrator provides all management and administrative services reasonably necessary for the Fund, other than those provided by the Advisor, subject to the supervision of the Fund's Board of Directors. Because of the services rendered the Fund by the Administrator and the Fund's

Advisor, the Fund itself may not require any employees other than its officers, none of whom receive compensation from the Fund.

     For the services rendered to the Fund by the Administrator, each Portfolio pays the Administrator a fee, computed daily and payable monthly, in accordance with the following schedule: (i) .10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) .065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) .055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) .050% of all aggregate average daily net assets of the Fund over $1 billion.

     Under the Administration Agreement for each Portfolio, the Administrator provides all administrative services, including, without limitation: (i) provides services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund, including maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's Custodian and Advisor; (ii) oversees the performance of administrative and professional services to the Fund by others, including the Fund's Custodian;
(iii) prepares, but does not pay for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, prepares the Fund's tax returns, and prepares reports to the Fund's shareholders and the Securities and Exchange Commission; (iv) prepares in conjunction with Fund counsel, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) prepares notices and agendas for meetings of the Fund's Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; (vi) monitors daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus; and (vii) monitors and evaluates daily income and expense accruals, and sales and redemptions of shares of the Portfolios.


     Sub-Administrator. The Administrator has entered into a Sub-Administration Agreement with BISYS Fund Services, LP ("BISYS" or the "Sub-Administrator"), pursuant to which the Sub-Administrator provides certain administrative services necessary for the Fund's operations. These services include the preparation and distribution of materials for meetings of the Fund's Board of Directors, compliance testing of Fund activities and assistance in the preparation of proxy statements, reports to shareholders and other documentation. Prior to April 14, 1997, BISYS Fund Services, Inc. served as Administrator pursuant to an Administration Agreement with the Fund. The Sub-Administrator's services do not include the investment advisory and portfolio management services provided by the Advisor. For the services rendered and related expenses borne by BISYS, the Administrator pays BISYS a prorated monthly fee based upon a prorated portion (as described below) of the assets of all registered management investment companies for which BISYS serves as Sub-Administrator that are advised by Gabelli Fixed Income L.L.C., Gabelli Funds, Inc., Westwood Management Corp. (formerly known as Teton Advisers, LLC) or their affiliates ("BISYS-administered Investment Companies"). The fee is computed daily at the annual rate of .0625% of the BISYS-administered Investment Companies' average daily net assets (with a minimum annual fee of $20,000 per portfolio) up to $350 million and .0425% of any net assets above $350 million, and .0225% of any assets above $700 million, which, together with the services to be rendered, are subject to negotiation between the parties and both parties retain the right unilaterally to terminate the arrangement on not less than 60 days' notice. BISYS, headquartered in Little Falls, New Jersey, is a publicly owned company engaged in information processing, loan servicing and 401(K) administration and recordkeeping services to and through banking and other financial organizations. BISYS and its affiliates, BISYS Fund Services LP and BISYS Fund Services, Inc., have their principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219.

     BISYS also provides the Fund with all accounting services, including (1) daily computation of net asset value for each Portfolio; (2) maintenance of security ledgers and books and records as required by the Investment Company Act; (3) production of the Portfolio and general ledger reports; (4) reconciliation of accounting records; and (5) calculation of yield and average maturity for each Portfolio. Accounting services are provided by BISYS Fund Services, Inc., which is paid a fee of $1,667 per Portfolio per month.

     The actual fees paid to BISYS for all administrative and accounting services rendered for the year ended October 31, 1998 were $_____ for the Domestic Prime Money Market Portfolio, $_____ for the Tax Exempt Money Market Portfolio and $_____ for the U.S. Treasury Money Market Portfolio The fees paid to Gabelli Funds, Inc.

(the "Administrator") for the year ended October 31, 1998 were $_____ for the Domestic Prime Money Market Portfolio, $_____ for the Tax Exempt Money Market Portfolio and $_____ for the U.S. Treasury Money Market Portfolio.

     The Sub-Administration Agreement is terminable, without the payment of any penalty, by a vote of the majority of relevant Portfolio shareholders, by the Board of Directors of the Fund or the Administrator, respectively, on sixty days' written notice. The Administration Agreement shall remain in effect for one period, subject to annual approval of the Fund's Board of Directors. The Administration Agreement provides that in the absence of willful misfeasance, bad faith or negligence on the part of the Administrator, or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.



                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

     Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540 is the Fund's Custodian. Pursuant to a Custodian Agreement with the Fund, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. Subject to the supervision of the Advisor and Administrator, the Custodian maintains the Fund's portfolio transaction records. State Street Bank and Trust Company serves as transfer agent and dividend agent for the Fund and Boston Financial Data Services, Inc., an affiliate of State Street Bank and Trust Company, serves as the Fund's shareholder accounting agent pursuant to a Transfer Agency Agreement. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with the Fund's Shareholders of record: maintains shareholder records for each of the Fund's Shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

                                      TAXES


     Each of the active Portfolios of the Fund has qualified under the Internal Revenue Code of 1986, as amended ("Code"), as a regulated investment company. Each Portfolio will be treated as a separate corporation and generally will have to comply with the qualifications and other requirements applicable to regulated investment companies without regard to other Portfolios. The Portfolios intend to continue to qualify as regulated investment companies. Qualification relieves the Portfolios of federal income taxes on taxable income and long-term capital gains distributed to their shareholders, provided that at least 90% of their investment company taxable income and 90% of their net tax exempt interest income is distributed and numerous other requirements are satisfied. The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its investment company taxable income and tax exempt net interest income. If a Portfolio does not qualify as a regulated investment company, all of its taxable income would be taxable at corporate rates and no distributions would qualify as tax exempt.

     The Code imposes a nondeductible 4% excise tax on a Portfolio unless it meets certain requirements with respect to distributions of ordinary income and capital gain net income. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Portfolio's ordinary income for the calendar year, plus at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending October 31 during such year. The Fund believes that this provision will not have any material impact on any Portfolio.

     The Fund has adopted a policy of declaring dividends daily in an amount based on its net investment income. The amount of each daily dividend may differ from actual net investment income calculated in accordance with federal income tax principles. Dividend distributions will be made on the twentieth day of each month. Dividends paid from taxable income, and distributions of any realized short term capital gains (whether from tax exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. It is not expected that any income distributions from the Portfolios will qualify for the dividends received deduction for corporations.

     The Code permits tax exempt interest distributed by a regulated investment company to flow through as exempt interest dividends to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is exempt under Section 103(a) of the Code. The Tax Exempt Money Market Portfolio and Tax Exempt Limited Term Portfolio intend to satisfy this 50% requirement in order to permit their distributions attributable to tax exempt interest to be treated by their shareholders as exempt interest dividends for federal income tax purposes. Distributions of exempt interest dividends are not subject to regular federal income taxes, but may be subject to the alternative minimum tax. Dividends paid by the Fund from taxable income on December 31 will be treated as received by shareholders on such date (and subject to tax in the shareholder's tax year in which such date occurs) for federal income tax purposes, notwithstanding actual receipt of the dividend in the following calendar year. Distributions of net realized capital gains (offset by any capital loss carryforwards) are made in October and, if necessary, to meet applicable distribution requirements, shortly after October 31, the Portfolios' fiscal year-end, except that the U.S. Treasury Money Market Portfolio, the Domestic Prime Money Market Portfolio, the Global Money Market Portfolio and the Tax Exempt Money Market Portfolio include net short-term capital gain in their daily declarations of income.

     Distributions derived from interest on certain private activity bonds that are exempt from regular federal income tax are tax preference items that may subject individual or corporate shareholders to liability (or increased liability) under the alternative minimum tax. However, at least 80 percent of the net assets of the Tax Exempt Money Market Portfolio and Tax Exempt Limited Term Portfolio will be invested in municipal obligations, the interest income on which is not treated as a tax preference item under the alternative minimum tax. In addition, because 75% of the difference between adjusted current earnings (including, generally, tax exempt income) and alternative minimum taxable income (determined without regard to this item) is an addition to the corporate alternative minimum tax base, all distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax.


     In certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on "passive investment income," including exempt interest. For social security recipients, interest on tax exempt bonds, including tax exempt interest dividends paid by the Fund, is to be added to adjusted gross income for purposes of computing the amount of social security benefits includible in gross income.

     With respect to the variable rate demand instruments and participation certificates, the Fund is relying on the opinion of Battle Fowler LLP, counsel to the Fund, that the Fund will be treated for federal income tax purposes as the owner of an interest in the underlying debt obligations and that the interest received will be tax exempt to the Fund to the same extent that the interest on the underlying obligations will be tax exempt. Counsel has pointed out that the IRS has announced that it will not ordinarily issue advance rulings on the question of ownership of securities or participation interests therein subject to a put and, as a result, the IRS could reach a conclusion different from that reached by counsel.

     The Fund may be subject to state or local tax in jurisdictions in which the Fund is organized or may be deemed to be doing business. However, New York and Maryland tax regulated investment companies in a manner that is generally similar to the federal income tax rules described herein.


     Distributions may be subject to state and local income taxes. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from their treatment under the federal income tax laws. Some states exempt distributions received from the Fund from state personal income tax to the extent such distributions are derived from interest on obligations issued by such state or its municipalities or political subdivisions.


     With respect to the U.S. Treasury Money Market Portfolio, states generally provide for a pass-through of the state and local income tax exemption afforded under federal law to direct owners of U.S. Government obligations, subject to such Portfolio's compliance with certain state notice and investment threshold requirements. It is expected that dividends from the U.S. Treasury Money Market Portfolio that are derived from interest earned on U.S. Government obligations generally will be treated for state and local income tax purposes as if the investor directly owned a proportionate share of the U.S. Government obligations held by that Portfolio. Therefore, since the income on U.S. Government obligations in which the U.S. Treasury Money Market Portfolio invests is exempt from state and local income taxes under federal law, dividends paid by that Portfolio that are derived from such interest will also be free from state and local income taxes. To the extent required by applicable state laws and within any applicable time period following the end of the Fund's taxable year, the Fund intends to send each shareholder a tax information notice describing the federal and state tax status of dividends paid to investors for the prior tax year. Shareholders should review with their tax advisors the state and local income tax consequences of the Fund's investing in certain investments issued by agencies and instrumentalities of the U.S. Government and in repurchase and reverse repurchase agreements and of the Fund's engaging in securities loans.

     The exemption from state and local income taxation, if available, does not preclude states from assessing other taxes, such as personal property taxes and estate and inheritance taxes, on the value of an investor's shares in the U.S. Treasury Money Market Portfolio. In addition, states may impose taxes on capital gains distributed by such Portfolio and may include the value of Portfolio shares and the income attributable thereto in the measure of state or municipal franchise taxes imposed on a corporate investor's privilege of doing business in the state or municipality.


     If the Fund acquires debt instruments that were originally issued at a discount, e.g., zero coupon bonds, for purposes of determining its distribution requirements it will be required to include annually in gross income or, in the case of tax-exempt instruments issued at a discount, in tax-exempt income, a portion of the "original issue discount" that accrues over the term of the obligation regardless of whether the income is received by the Fund. To insure that the Fund has sufficient cash to meet this distribution requirement, the Fund may borrow funds on a short-term basis or sell certain investments. However, since the Fund expects that a substantial percentage of its dividends will be reinvested, and since dividends that are declared and automatically reinvested satisfy the distribution requirement, the Fund expects to satisfy the distribution requirement even if it owns obligations with original issue discount. Shareholders will realize taxable income on the automatic reinvestment of dividends attributable to original issue discount on taxable obligations.

     Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect that any Portfolio will qualify to elect to pass through to its shareholders the right to take a foreign tax credit for foreign taxes withheld from dividends and interest payments.

     Generally, on the sale or exchange of obligations held for more than one year, gain realized by a Portfolio that is not attributable to original issue discount or accrued market discount will be long-term capital gain. However, gain on the disposition of a bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. For federal income tax purposes, distributions of net capital gains (the excess of net long-term capital gains over net short-term capital loss), if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. If a shareholder receives a capital gain dividend and sells shares after holding them for six months or less (not including as part of the period held, periods during which the shareholder holds an offsetting position), then any loss realized on the sale will be treated as long-term capital loss to the extent of such capital gain dividend. Capital gain dividends will be designated as such in a written notice to investors mailed not later than 60 days after a Portfolio taxable year closes. If any net capital gains are retained by a Portfolio for reinvestment, requiring federal income taxes to be paid thereon by such Portfolio, the Portfolio will elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will report such capital gains as net capital gains, will be able to claim their share of federal income taxes paid by the Portfolio on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their Portfolio shares by 65% of their share of the undistributed gain. Distributions of net capital gains are not eligible for the dividends received deduction.

     A shareholder may also recognize a taxable gain or loss if the shareholder sells or redeems shares. Any gain or loss arising from (or treated as arising from ) the sale or redemption of shares will be a capital gain or loss, except in the case of a dealer in securities. Capital gains realized by corporations are generally taxed at the same rate as ordinary income. However, long term capital gains of non-corporate shareholders are taxable at a maximum rate of 20% for shareholders who have a holding period of more than 12 months. Corresponding maximum rate and holding period rules apply with respect to capital gains dividends distributed by the Fund, without regard to the length of time the shares have been held by the shareholder. The Portfolios will advise shareholders as to what portion of their distributions will be treated as long term capital gains. The deduction of capital losses is subject to limitations.

     Any short-term capital loss realized by shareholders upon the redemption of shares of the Tax Exempt Money Market Portfolio or the Tax Exempt Limited Term Portfolio within six months from the date of their purchase will be disallowed to the extent of any exempt interest dividends received during such six-month period.

     Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the value of a share on the reinvestment date.

     Shareholders are required to report tax exempt interest (including exempt interest dividends) on their federal income tax returns. Redemptions of shares, including exchanges for shares of another Portfolio, may result in tax consequences (gain or loss) to shareholders and are also subject to reporting requirements.

     Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax Exempt Money Market Portfolio and the Tax Exempt Limited Term Portfolio will not be deductible for federal income tax purposes. In addition, interest incurred or continued to purchase shares of the other Portfolios is generally treated as investment interest, and in the case of corporate taxpayers is deductible only to the extent of net investment income. Under rules used by the Internal Revenue Service to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Tax Exempt Money Market Portfolio and the Tax Exempt Limited Term Portfolio have not undertaken any investigation as to the users of the facilities financed by tax exempt bonds in their portfolios.


     The U.S. Supreme Court has determined that the federal government may constitutionally require states to register bonds they issue and may subject the interest on such bonds to federal tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control municipal bonds and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on municipal bonds in accordance with Section 103 of the Code.

     The Portfolios will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of exempt shareholders, which include most corporations. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of the Portfolios may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Portfolios with their taxpayer identification numbers and their required certifications regarding their status under the federal income tax law. A special exception is available for proceeds from the redemption or exchange of Portfolio shares if a Portfolio maintains a constant net asset value per share. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Shareholders should provide the Portfolios with their taxpayer identification numbers and corporate shareholders should certify their exempt status in order to avoid possible unnecessary application of backup withholding.


     In January of each year (or earlier, if necessary to satisfy state and local income tax notice requirements), the Portfolios will issue to each shareholder a statement of the federal income tax status of all distributions, including: in the case of the Tax Exempt Money Market Portfolio and the Tax Exempt Limited Term Portfolio, a statement of the percentage of the prior calendar year's distributions which the respective Portfolio has designated as tax exempt, the percentage of such tax exempt distributions treated as a tax preference item for purposes of the alternative minimum tax, and the source on a state-by-state basis of all distributions; and, in the case of the U.S. Treasury Money Market Portfolio, all applicable state and local income tax information.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by such person, where such amounts are treated as income from U.S. sources under the Code.

     The federal, state and local income tax rules that apply to the Fund and its shareholders have changed extensively in recent years, and investors should recognize that additional changes may be made in the future, some of which could have an adverse affect on the Fund and its investors for federal and/or state and local tax purposes. Shareholders should consult their tax advisors about the application of the provisions of federal, state and local tax law described in this statement of additional information in light of their particular federal and state tax situations.

                        PURCHASE, REDEMPTION AND EXCHANGE


     Gabelli Fixed Income Distributors, Inc. (the "Distributor"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc., serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund. Investors may open accounts in the Portfolios in the Fund only through the exclusive Distributor for the Fund. Under the Distribution Agreement, the Distributor, for nominal consideration and as agent for the Fund, solicits orders for the purchase of Fund shares, provided that any subscriptions and orders are not binding on the Fund until accepted by the Fund as principal. The material relating to the purchase, redemption and exchange of Portfolio shares in the Prospectus is incorporated herein by reference and investors should refer to the Prospectus for information relating to these areas.


                           DIVIDENDS AND DISTRIBUTIONS

     Net investment income is declared as dividends daily and paid monthly; if an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. Substantially all the realized net capital gains for the Portfolios, if any, are declared and paid on an annual basis (except for net short-term capital gains for the Money Market Portfolios). Dividends are payable to shareholders of record at the time of declaration.

     Dividends of each Portfolio are automatically reinvested in additional Portfolio shares unless the shareholder has elected to have them paid in cash.


     The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value at 12:00 noon. Shares of the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio earn dividends on the business day their purchase is effective but not on the business day their redemption is effective. See "Purchasing and Adding to Your Shares" and "Selling Your Shares" in the Prospectus.


                                 NET ASSET VALUE

     Net asset value per share for each of the Portfolios is determined by subtracting from the value of the Portfolio's total assets the amount of its liabilities and dividing the remainder by the number of its outstanding shares. The U.S. Treasury Money Market Portfolio, the Domestic Prime Money Market Portfolio, the Global Money Market Portfolio and the Tax Exempt Money Market Portfolio value all portfolio securities by the amortized cost method in accordance with Rule 2a-7 under the Investment Company Act of 1940. This method attempts to maintain a constant net asset value per share of $1.00. No assurances can be given that this goal can be attained.


     In the case of the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio, the value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for the security; the value is based at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Assets for which market quotations are not readily available are valued in accordance with procedures established by the Fund's Board of Directors, including use of an independent pricing service or services which use prices based on yields or prices of comparable municipal securities, indications as to values from dealers and general market conditions. High quality securities with effective maturities of 61 calendar days or less generally will be valued by the amortized cost method.

     Each of the Portfolios computes its net asset value once daily on Monday through Friday, except that the net asset value is not computed for a Portfolio on a day in which no orders to purchase, sell or redeem Portfolio shares have been received or on the holidays listed herein. The Fund does not determine net asset value per share on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The Portfolios compute net asset value as follows: the U.S. Treasury Money Market Portfolio, the Domestic Prime Money Market Portfolio, the Global Money Market Portfolio and the Tax Exempt Money Market Portfolio (the "Money Market Portfolios"), 12:00 noon. Eastern time; the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio, 4:00 p.m. Eastern time. The days on which a Fund's net asset value is determined are its business days.

     The Money Market Portfolios utilize the amortized cost method of valuation. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Portfolios to deviate more than l/2 of l% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

     The Fund's Board of Directors has established procedures to stabilize, to the extent reasonably possible, these Portfolios' net asset value at $l.00 per share. These procedures include a review of the extent of any deviation of net asset amortized cost per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Money Market Portfolios will maintain a dollar- weighted average portfolio maturity of 90 days or less, will not purchase any instrument with an effective maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Fund's Board of Directors determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. The Fund has also established procedures to ensure compliance with the requirement that portfolio securities meet the high quality criteria. See "Investments and Investment Techniques Common to Two or More Portfolios", herein.

                              COMPUTATION OF YIELD

     The current and effective yields of the Money Market Portfolios may be quoted in reports, sales literature, and advertisements published by the Fund. Current yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Portfolio shares.


     The yields of the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio for the seven-day period ended October 31, 1998 were _____%, _____% and _____%, respectively.


     The Limited Term Portfolio and Tax Exempt Limited Term Portfolio are not money market funds and must compute their yield in a different fashion. These Portfolios compute yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the registration statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                       a-b
                                       ---
                            YIELD = 2[(cd + 1)6 - 1]

Where:                     a = dividends and interest earned during the period.

b                          = expenses accrued for the period (net of
                             reimbursements).

c                          = the average daily number of shares outstanding
                             during the period that were entitled to receive dividends.

d                          = the maximum offering price per share on the last
                             day of the period.

     Actual future yields will depend on the type, quality, and maturities of the investments held by the Portfolios, changes in interest rates on investments, and the Portfolios' expenses during the period.

TAX EQUIVALENT YIELD
     The Tax Exempt Money Market Portfolio and Tax Exempt Limited Term Portfolio may from time to time advertise their tax equivalent yield.


     Tax equivalent yield is computed upon a 30-day (or one month) period ended on the date of the most recent balance sheet included in the Statement of Additional Information. It is computed by dividing by one that portion of the yield of the Portfolio (as computed pursuant to the formulae previously discussed) which is tax exempt minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Portfolio that is not tax exempt. The tax equivalent yields for these Portfolios also may fluctuate daily and do not provide a basis for determining future yields.


     The U.S. Treasury Money Market Portfolio may also advertise a tax equivalent yield for one or more of the states and municipalities wherein all or substantially all of that Portfolio's dividends represent a pass-through of income received on direct obligations of the U.S. Government and, as a result, are not subject to such state's income tax. The U.S. Treasury Money Market Portfolio's advertisement of a tax equivalent yield reflects the taxable yield that an investor subject to that state's or municipality's highest marginal tax rate would have had to receive in order to realize the same level of after-tax yield as an investment in the U.S. Treasury Money Market Portfolio would have produced. Tax equivalent yield is calculated by dividing the portion of the U.S. Treasury Money Market Portfolio's yield that is not subject to state or municipal taxes (calculated as described above) by the result of subtracting the state's or municipality's highest marginal tax rate from 1, and adding the resulting figure to that portion, if any, of the U.S. Treasury Money Market Portfolio's yield that is subject to state or municipal income tax. All dividends paid by the U.S. Treasury Money Market Portfolio are subject to federal income taxation at applicable rates.

COMPUTATION OF TOTAL RETURN
     The total return of the Limited Term and the Tax Exempt Limited Term Portfolios must be displayed in any advertisement containing the yield of any of these Portfolios. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information. It is computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                          P(1+T)n = ERV

                   Where:
                   P        =    a hypothetical initial investment of $1000

                   T        =    average annual total return

                   n        =    number of years

                   ERV      =    ending redeemable value of a
                                 hypothetical $1000 payment made at the
                                 beginning of the 1-, 5- or 10- year
                                 periods at the end of the 1-, 5- or
                                 10-year periods (or fractions thereof).

     Because the Limited Term and the Tax Exempt Limited Term Portfolios have not had a registration in effect for 1, 5 or 10 years, the period during which the registration has been effective shall be substituted.

     Yield information may be useful for reviewing the performance of the Portfolio and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Portfolios' yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

     From time to time evaluations of performance of the Portfolios made by independent sources may be used in advertisements concerning the Portfolios. These sources may include Lipper Analytical Services, Wiesenberger Investment Company Service, IBC's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal.

                           DESCRIPTION OF COMMON STOCK


     The Fund was incorporated in Maryland on August 17, 1987. The Fund was formerly named the Gabelli-O'Connor Treasurer's Fund, Inc. At a meeting of the shareholders held on March 6, 1989, the shareholders of the Fund voted to amend the Amended Articles of Incorporation to change the name of the Fund to The Treasurer's Fund, Inc. The authorized capital stock of the Fund consists of twenty billion shares of common stock having a par value of one tenth of one cent ($.001) per share ("Common Stock"). The Fund's net assets at the close of business on _______________, 1998 were valued at $______________ for the Tax
Exempt Money Market Portfolio, $______________ for the Domestic Prime Money Market Portfolio and $_______________ for the U.S. Treasury Money Market Portfolio. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. The Board currently has authorized the division of the unissued shares into six series of Common Stock, one for each of the Portfolios. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.

     As of _______________, 1998, the officers and directors of the Fund, collectively, beneficially owned, directly or indirectly (including the power to vote or to dispose of any shares), less than 1% of the total outstanding shares of each of the Fund's Portfolios.

     As of _______________, 1998 the following persons or entities owned as much as 5% of the indicated Portfolio's outstanding shares:


     NAME AND ADDRESS                                                     PORTFOLIO IN      PERCENTAGE OF
     OF RECORD OR                                     NUMBER OF           WHICH SHARES      OWNERSHIP OF
     BENEFICIAL OWNER                               SHARES OWNED            ARE OWNED         PORTFOLIO
     -------------                                   -----------           ----------        ----------
     (TO BE PROVIDED BY AMENDMENT)


     The shares held by Bear Stearns & Co. Inc. are held on behalf of individual client accounts.

     The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund does not issue certificates evidencing Fund shares.

     As a general matter, the Fund will not hold annual or other meetings of the Funds' shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of the Fund's revised investment advisory agreement with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the Investment Company Act of 1940 (the "Act") including the removal of Fund directors and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter, i.e., by a majority of the outstanding shares of each Portfolio. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of the Rule.

                               DISTRIBUTION PLANS

     The Fund has adopted a shareholder servicing and administration plan (the "Plan"), pursuant to Rule 12b-1 under the Act (the "Rule") for each Portfolio of the Fund. The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. Although there are no fees or expenses chargeable to the Fund under the Plans, the Fund's Board of Directors has adopted the Plans in case certain expenses of the Fund might be considered to constitute indirect payments by the Fund of distribution expenses. If a payment by the Fund to the Advisor of advisory fees should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments would be authorized under the Plans.

     The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits for the following purposes: to pay promotional and administrative expenses in connection with the offer and sale of the shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Fund is required to pay to the Advisor for any fiscal year under the Advisory Agreement in effect for that year.

     The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund management's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Advisor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund management's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Advisor, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Fund or its shareholders. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     The Plans provide that they may continue in effect for successive annual periods provided they are approved by the shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plans, or in the agreements related to the Plans. On February 18, 1998, the Board of Directors approved the continuance of all of the Plans until February 28, 1999. The Plans for the Domestic Prime Money Market Portfolio and the Tax Exempt Money Market Portfolio were approved by a majority of the affected Portfolio's shareholders at the annual meeting on March 6, 1989. The Plan for the U.S. Treasury Money Market Portfolio was approved by a majority of that Portfolio's shareholders on March 14, 1991. The Plans further provide that they may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plans without shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plans may be terminated at any time by a vote of a majority of the disinterested directors of the Fund or the Fund's shareholders. Although there are no fees or expenses chargeable to the Fund under the Plans, for the fiscal year ended October 31, 1998, the Advisor made payments under the Plans to or on behalf of participating organizations in the amount of $__________ with regard to the U.S. Treasury Money Market Portfolio, the Tax Exempt Money Market Portfolio and the Domestic Prime Money Market Portfolio, (representing .10% of the average daily net assets of certain accounts within each of those Portfolios). Although these payments were not made by the Fund, each may be deemed an indirect payment by the Fund.


                        BROKERAGE AND PORTFOLIO TURNOVER

BROKERAGE
     The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are not brokerage commissions paid for such purchases. Any transactions for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund may purchase participation certificates in variable rate Municipal Obligations with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is net of a fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

     Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by a formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.

     Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may be or become managed by the Advisor or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Advisor occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

     No portfolio transactions are executed with the Advisor or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Advisor or its affiliates.

PORTFOLIO TURNOVER
     Each Portfolio's average annual portfolio turnover rate, i.e., the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less) is expected to be high. Purchases and sales are made for each Portfolio whenever necessary in the Advisor's opinion, to meet the Portfolio's objective.

                        COUNSEL AND INDEPENDENT AUDITORS

     Legal matters for the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019 have been selected as independent auditors for the Fund.

                 RATINGS OF MUNICIPAL AND CORPORATE OBLIGATIONS

MUNICIPAL AND CORPORATE BOND RATINGS

     Description of Moody's Investors Service, Inc.'s municipal and corporate bond ratings:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A posses favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flow of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short-term issue having a demand feature (i.e., payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody's with the use of the Symbol VMIG, instead of MIG.

     Moody's also provides credit ratings for tax exempt commercial paper. These are promissory obligations (1) not having an original maturity in excess of nine months, and (2) backed by commercial banks. Notes bearing the designation P-1 have a superior capacity for repayment. Notes bearing the designation P-2 have a strong capacity for repayment.

     Description of Standard & Poor's Corporation's municipal and corporate bond ratings:

     AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degrees.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CC, CCC -- Bonds rated BB, B, CC, CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C -- Bonds rated C are income bonds on which no interest is being paid.

     D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

UNRATED BONDS

     Bonds which are unrated expose the investor to risks with respect to the issuer's capacity to pay interest and principal which are similar to the risks of rated- rated obligations. The safety of an investment in an unrated obligation, therefore, is more reliant as a general proposition on an investment advisor's judgment, analysis and experience than an investment in a higher rated obligation.

COMMERCIAL PAPER RATINGS

     Description of Standard & Poor's Corporation's two highest commercial paper ratings:

     A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     Description of Moody's Investors Service, Inc.'s two highest commercial paper ratings:

     Moody's employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues:
Prime-1, highest quality; Prime-2, higher quality.

MONEY MARKET FUND RATINGS

     Description of Standard & Poor's Corporation's two highest money market fund ratings:

     AAAm -- Safety is excellent for money market funds with this rating. Capacity to maintain principal value and limit exposure to loss is superior.

     AAm -- Safety is very good for money market funds with this rating. They have a strong capacity to maintain principal value and limit exposure to loss.

     Description of Moody's Investors Service, Inc.'s two highest money market fund ratings:

     Aaa -- Money Market Funds rated Aaa have superior quality assets and management.

     Aa -- Money Market Funds rated Aa have strong quality assets and management.

                              FINANCIAL STATEMENTS

     The audited financial statements for the Fund dated October 31, 1998 and the Report of Ernst & Young LLP thereon, are incorporated herein by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.

                           THE TREASURER'S FUND, INC.
                           PART C - OTHER INFORMATION

Item 23.  Financial Statements and Exhibits. (TO BE FILED BY AMENDMENT)

     (a) Financial Statements (for those portfolios activated by the Advisor - Domestic Prime Money Market, Tax Exempt Money Market and U.S. Treasury Money Market):

          Included in Part A of the Registration Statement:

               (1) Financial Highlights for each of the periods indicated therein.

         Included in Part B of the Registration Statement, and incorporated by reference to the Fund's Annual Report dated October 31, 1998:

               (2)  Statement of Net Assets, October 31, 1998.

               (3)  Statement of Operations for the year ended October 31, 1998.

               (4) Statement of Changes in Net Assets for each of the two years in the period ended October 31, 1998.

               (5) Financial Highlights for each of the five years in the period ended October 31, 1998.

               (6)  Notes to the Financial Statements.

               (7) Report of Ernst & Young LLP, independent auditors, dated ___________, 1998.

     (b) Exhibits.

      *        (1)  Amended and Restated Articles of Incorporation of the
                    Registrant.

      *        (2)  Amended and Restated By-laws of the Registrant.

               (3)  Not applicable.

      **       (4)  Form of certificate for shares of Common Stock, par value
                    $.001 per share, of the Registrant.

      *        (5)  Form of Advisory Agreement between the Registrant and
                    Gabelli Fixed Income LLC.

      *        (6)  Distribution Agreement between the Registrant and Gabelli
                    Fixed Income Distributors, Inc.

---------------------------

* Filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-17604 on February 27, 1998, and incorporated herein by reference..
** Filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-17604 on March 10, 1989, and incorporated herein by reference.

              (7)       Not applicable.

     *        (8)       Custody Agreement between the Registrant and Custodial
                        Trust Company.

     *        (9.1)     Sub-Administration Agreement between Gabelli Funds, Inc.
                        (the Administrator) and BISYS Fund Services Limited
                        Partnership, d/b/a BISYS Fund Services LP

     *        (9.2)     Transfer Agent Agreement between the Registrant and
                        State Street Bank and Trust Company.

     *        (9.3)     Fund Accounting Agreement between the Registrant and
                        BISYS Fund Services, Inc.

     *        (10.1)    Opinion of Battle Fowler LLP, as to the legality of the
                        securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Taxes" in the Prospectus and Statement of Additional Information.

              (11)      Consent of Independent Auditors. (TO BE FILED BY
                        AMENDMENT.)

              (12)      Not applicable.

     ***      (13)      Written assurance of Thomas E. O'Connor that his
                        purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling.

              (14)      Not applicable.

     *        (15)      Distribution and Service Plan pursuant to Rule 12b-1
                        under the Investment Company Act of 1940 for each portfolio series of the Registrant.

              (17) Financial Data Schedules (for EDGAR filing only). (TO BE FILED BY AMENDMENT.)

Item 24.  Persons Controlled by or Under Common Control with Registrant.

              None

----------------------------------------

* Filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-17604 on February 27, 1998, and incorporated herein by reference.


*** Filed with Post-Effective Amendment No. 4 to the Registration Statement No. 33-17604 on May 11, 1990, and incorporated herein by reference.

Item 25   Number of Holders of Securities.
              N/A

Item 26.  Indemnification.

              Registrant incorporates herein by reference its response to Item 27 of the Registration Statement filed with the Commission on January 28, 1987.

Item 27.  Business and Other Connections of Investment Adviser.

              The description of Gabelli Fixed Income LLC under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

              Registrant's investment adviser, Gabelli Fixed Income LLC, is a registered investment adviser.

              Gabelli Funds, Inc. ("Gabelli"), a New York corporation, has purchased substantially all of the partnership interest of Thomas E. O'Connor & Co. L.P. ("TOC & Co. L.P."), a Delaware corporation, in Gabelli-O'Connor Fixed Income Mutual Funds Management Co., the Fund's former investment advisor (the "Former Advisor"). In addition, Gabelli has purchased the partnership interests owned by TOC & Co. L.P. in an affiliated company, Gabelli-O'Connor Fixed Income Management Co. The Former Advisor and its affiliated company have been merged into a newly created Delaware limited liability company, Gabelli Fixed Income L.L.C., which will be the successor registered investment advisor to the Fund. Gabelli Fixed Income, Inc., a wholly owned subsidiary of Gabelli, currently holds 80.1% of the interests in such entity and the remaining 19.9% interest is owned by senior officers of the Former Advisor.

Item 28.  Principal Underwriters.

         (a) Gabelli Fixed Income Distributors, Inc., the Registrant's distributor, currently is not a distributor for any other registered investment companies.

         (b) The following are the directors and officers of Gabelli Fixed Income Distributors, Inc. The principal business address of each of these persons is One Corporate Center, Rye, New York 10580-1434.


                                    POSITIONS AND OFFICES              POSITIONS AND OFFICES
NAME                                  WITH DISTRIBUTOR                  WITH REGISTRANT
----                                ---------------------              ---------------------
Thomas E. O'Connor                  President                          Director

Ronald S. Eaker                     Vice President                     President; Chief
                                                                       Investment Officer

Henley L. Smith                     Vice President and                 Vice President;
                                    Secretary                          Investment Officer

     (c) Not applicable.

Item 29. Location of Accounts and Records.

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of the Registrant; at Gabelli Fixed Income LLC, the Registrant's advisor; at Custodial Trust Company, the Registrant's custodian; at Gabelli Funds, Inc., the Fund's Administrator; and at BISYS Fund Services Limited Partnership, d/b/a BISYS Fund Services, the Registrant's sub-administrator, and BISYS Fund Services, Inc. the Registrant's fund accounting agent, and State Street Bank and Trust Company, the Registrant's transfer agent and dividend agent.

Item 30.  Management Services.

     Not applicable.

Item 31.  Undertakings.

     (a) Not applicable.

     (b) Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Darien, and State of Connecticut, on the 22 day of December, 1998.


                                      THE TREASURER'S FUND, INC.
                                           (REGISTRANT)

                                       By: /s/ Ronald S. Eaker
                                          ------------------------------------
                                          Ronald S. Eaker, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE                              TITLE           DATE
     ---------                              ----            -----
(1)  Principal Executive
     Officer

                                            President
     /s/ Ronald S. Eaker                    and Chief       December 22, 1998
     --------------------------------       Investment
     Ronald S. Eaker                        Officer

(2)  Principal Financial and Accounting
     Officer

     /s/ Judith Raneri                      Treasurer       December 22, 1998
     -------------------------------
     Judith Raneri

(3)  Majority of Directors
     Thomas E. O'Connor        )            Directors    December 22, 1998
     Felix J. Christiana       )
     Mary E. Hauck             )
     Robert C. Kolodny, M.D    )
     Karl Otto Pohl            )
     Anthonie C. van Ekris     )
     Anthony J. Colavita       )            By:/s/ Ronald S. Eaker
     Anthony R. Pustorino      )               ------------------------------
     Richard N. Daniel         )               Ronald S. Eaker
     Werner J. Roeder, M.D.    )               Attorney-in-Fact*

* An executed copy of the power of attorney for all of the Directors except Mr. O'Connor was filed as an Exhibit to Post-Effective Amendment No. 19, filed on February 27, 1998.

                                       1